As filed with the Securities and Exchange Commission on 08/27/2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

GuideMark® Global Real Return Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 94.75%
	Exchange Traded Funds - 94.75%
39,811	Energy Select Sector SPDR Fund (a)	$2,992,195
606,660	PowerShares DB Commodity Index Tracking Fund (a)(b)	10,919,880
61,339	PowerShares Global Agriculture Portfolio (a)	1,819,315
183,055	SPDR Barclays TIPS ETF (a)	10,201,655
62,009	SPDR DB International Government Inflation-Protected Bond ETF (a)	3,404,914
125,722	SPDR Dow Jones International Real Estate ETF (a)	5,262,723
69,042	SPDR Dow Jones REIT ETF (a)	5,825,764
408,001	SPDR S&P Global Natural Resources ETF (a)(c)	17,156,442
63,156	SPDR S&P International Energy Sector ETF (a)	1,222,068
12,345	SPDR S&P Metals and Mining ETF	300,354

		59,105,310

	Total Investment Companies (Cost $62,845,331)	59,105,310

	SHORT TERM INVESTMENTS - 4.36%
	Money Market Funds - 4.36%
2,719,762	Federated Prime Obligations Fund Effective Yield, 0.07%	2,719,762

	Total Short Term Investments (Cost $2,719,762)	2,719,762

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 21.17%
	Money Market Funds - 21.17%
13,205,090	Mount Vernon Prime Portfolio Effective Yield, 0.23%	13,205,090

	Total Investments Purchased as Securities Lending Collateral (Cost $13,205,090)	13,205,090

	Total Investments (Cost $78,770,183) - 120.28%	75,030,162
	Liabilities in Excess of Other Assets - (20.28)%	(12,649,560)

	TOTAL NET ASSETS - 100.00%	$62,380,602

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$78,770,183

Gross unrealized appreciation	2,494,072
Gross unrealized depreciation	(6,234,093)

Net unrealized depreciation	($3,740,021)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Opportunistic Fixed Income Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES - 1.35%
244,048	AIM Aviation Finance Ltd.
	Series 2015-1A, 5.072%, 02/15/2040 (Acquired 02/13/2015, Cost $244,048) (a)	$242,535
	American Express Credit Account Master Trust
100,000	Series 2013-3A, 0.980%, 05/15/2019	100,106
200,000	Series 2013-1A, 0.606%, 02/16/2021 (b)	200,737
95,000	BMW Vehicle Owner Trust
	Series 2014-A, 0.970%, 11/26/2018	95,020
	Capital One Multi-Asset Execution Trust
125,000	Series 2013-A3, 0.960%, 09/16/2019	125,019
115,000	Series 2014-A5, 1.480%, 07/15/2020	115,648
150,000	Chase Issuance Trust
	Series 2015-A2, 1.590%, 02/18/2020	150,872
	Colony American Homes
100,000	Series 2014-1A, 2.100%, 05/17/2031 (Acquired 04/02/2014, Cost $99,268) (a)(b)	99,360
100,000	Series 2015-1A, 2.337%, 07/17/2032 (Acquired 05/27/2015, Cost $100,000) (a)(b)	98,163
125,000	Invitation Homes Trust
	Series 2014-SFR1, 1.685%, 06/17/2031 (Acquired 05/22/2014, Cost $125,000) (a)(b)	123,995
80,000	Nissan Auto Lease Trust
	Series 2014-B, 1.120%, 09/15/2017	79,988
	OneMain Financial Issuance Trust
100,000	Series 2014-1A, 2.430%, 06/18/2024 (Acquired 04/09/2014, Cost $99,998) (a)	100,603
260,000	Series 2014-2A, 5.310%, 09/18/2024 (Acquired 09/12/2014, Cost $261,063) (a)	260,889
125,000	Series 2015-1A, 3.190%, 03/18/2026 (Acquired 03/17/2015, Cost $125,539) (a)	126,777
	Sierra Receivables Funding Co. LLC
28,859	Series 2013-1A, 1.590%, 11/20/2029 (Acquired 10/22/2013, Cost $28,795) (a)	28,640
119,824	Series 2013-3A, 2.200%, 10/20/2030 (Acquired 10/29/2013 and 03/12/2014, Cost $120,006) (a)	120,254
100,000	Springleaf Funding Trust
	Series 2014-A, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $99,984) (a)	100,125
147,292	TAL Advantage V LLC
	Series 2013-2A, 3.550%, 11/20/2038 (Acquired 10/31/2013, Cost $147,228) (a)	148,172
96,144	U.S. Residential Opportunity Fund Trust
	Series 2015-1III, 3.721%, 01/27/2035 (Acquired 02/06/2015, Cost $96,144) (a)	96,404
112,517	VOLT XXII LLC
	Series 2015-NPL4, 3.500%, 02/25/2055 (Acquired 02/25/2015, Cost $112,398) (a)	112,645
150,000	World Financial Network Credit Card Master Trust
	Series 2015-A, 0.666%, 02/15/2022 (b)	150,046

	Total Asset Backed Securities (Cost $2,674,733)	2,675,998

	BANK LOANS - 3.27%
128,690	American Builders & Contractors Supply Co., Inc.
	3.500%, 04/16/2020 (b)	128,556
32,991	American Tire Distributors, Inc.
	5.250%, 09/01/2021 (b)	33,342
98,213	Amneal Pharmaceuticals, LLC
	3.734%, 11/02/2019 (b)	98,458
123,438	Aptean Holdings, Inc.
	5.250%, 02/26/2020 (b)	122,666
113,563	Aramark Corp.
	3.250%, 02/24/2021 (b)	113,235
40,520	Ardagh Group S.A.
	4.000%, 12/17/2019 (b)	40,550
97,153	Asurion Corp.
	5.000%, 05/24/2019 (b)	97,443
41,380	Awas Aviation Capital Ltd.
	3.500%, 07/16/2018 (b)	41,664
69,904	Axalta Coatings Systems, LLC
	3.750%, 02/01/2020 (b)	69,908
120,000	Burger King Worldwide, Inc.
	3.750%, 12/12/2021 (b)	119,850
139,891	Cable & Wireless Communications Plc
	5.500%, 04/28/2017 (b)	140,241
75,000	Calpine Corp.
	3.500%, 05/27/2022 (b)	74,443
100,000	Communications Sales & Leasing, Inc.
	5.000%, 10/24/2022 (b)	98,146
20,000	Community Health Systems, Inc.
	4.000%, 01/27/2021 (b)	20,051
95,818	Continental Building Products, Inc.
	4.000%, 08/28/2020 (b)	95,699
97,092	Creative Artists Agency, LLC
	5.500%, 12/17/2021 (b)	98,078
98,500	Crosby Worldwide Ltd.
	3.750%, 11/23/2020 (b)	93,698
45,000	Dell, Inc.
	4.000%, 04/29/2020 (b)	45,044

23,260	Dematic Corp.
	4.250%, 12/28/2019 (b)	23,240
25,280	Doncasters Group Ltd.
	4.500%, 04/09/2020 (b)	25,322
17,865	Emerald Performance Materials, LLC
	4.500%, 08/01/2021 (b)	17,895
61,802	Endo Pharmaceutical Plc
	3.234%, 06/24/2022 (b)	62,034
	Energy Transfer Equity, L.P.
80,000	3.250%, 12/02/2019 (b)	79,575
28,570	4.000%, 12/02/2019 (b)	28,611
39,917	Entegris, Inc.
	3.500%, 04/30/2021 (b)	39,842
68,250	FleetPride Corp.
	5.250%, 11/19/2019 (b)	67,994
66,498	Gates Global LLC
	4.250%, 07/05/2021 (b)	65,589
111,077	Generac Power Systems, Inc.
	3.250%, 05/31/2020 (b)	110,336
95,574	Goodpack Ltd.
	4.750%, 09/09/2021 (b)	93,982
48,513	Grosvenor Capital Management, L.P.
	3.750%, 01/04/2021 (b)	48,361
24,603	HarbourVest Partners, LLC
	3.250%, 02/04/2021 (b)	24,480
96,612	HD Supply Holdings, Inc.
	4.000%, 06/28/2018 (b)	96,817
128,375	HUB International Ltd.
	4.000%, 10/02/2020 (b)	127,640
49,875	Hyperion Insurance Group Limited
	5.500%, 04/29/2022 (b)	50,093
39,500	IMS Health Holdings, Inc.
	3.500%, 03/17/2021 (b)	39,296
137,498	Infor Global Solutions, Inc.
	3.750%, 06/03/2020 (b)	135,865
124,688	Integra Telecom, Inc.
	5.250%, 02/22/2019 (b)	124,045
132,245	iQor, Inc.
	6.000%, 04/01/2021 (b)	122,327
83,916	Level 3 Communications, Inc.
	3.500%, 05/31/2022 (b)	83,418
18,044	Libbey, Inc.
	3.750%, 04/09/2021 (b)	18,072
90,626	Lightower Fiber Networks, LLC
	4.000%, 04/13/2020 (b)	90,286
128,375	Mallinckrodt, LLC
	3.250%, 03/19/2021 (b)	128,004
125,019	Micro Focus International Plc
	5.250%, 11/19/2021 (b)	125,421
19,808	Milacron Holdings Corp.
	4.500%, 09/28/2020 (b)	19,870
58,950	NXP Semiconductors N.V.
	3.250%, 01/11/2020 (b)	58,869
59,400	Ortho-Clinical Diagnostics, Inc.
	4.750%, 06/30/2021 (b)	58,319
20,744	Overseas Shipholding Group, Inc.
	5.250%, 08/05/2019 (b)	20,770
69,300	Patheon, Inc.
	4.250%, 03/11/2021 (b)	68,978
27,352	Performance Sports Group Ltd.
	4.000%, 04/15/2021 (b)	27,347
111,361	PetSmart, Inc.
	4.250%, 03/11/2022 (b)	111,380
116,714	Pinnacle Agriculture Holdings, LLC
	4.750%, 11/15/2018 (b)	117,005
88,200	Platform Specialty Products Corporation
	4.500%, 06/07/2020 (b)	88,522
9,430	Ply Gem Holdings, Inc.
	4.000%, 02/01/2021 (b)	9,390
	PowerTeam Services, LLC
6,556	4.250%, 05/06/2020 (b)	6,548
122,159	4.250%, 05/06/2020 (b)	122,311
126,556	Realogy Holdings Corp.
	3.750%, 03/05/2020 (b)	126,477
34,288	Reddy Ice Holdings, Inc.
	6.750%, 05/01/2019 (b)	30,488
73,246	Renaissance Learning
	4.500%, 04/09/2021 (b)	72,269
30,000	Royal Adhesives and Sealants, LLC
	4.500%, 06/11/2022 (b)	30,103
59,400	SBA Communications Corp.
	3.250%, 03/24/2021 (b)	58,963
133,552	Sedgwick CMS Holdings, Inc.
	3.750%, 03/01/2021 (b)	131,750

88,704	Signode Packaging Systems
	3.750%, 05/01/2021 (b)	88,580
34,824	Southcross Energy Partners, L.P.
	5.250%, 08/04/2021 (b)	34,650
	SS&C Technologies Holdings, Inc.
24,361	3.484%, 06/23/2022 (b)	24,407
108,143	3.484%, 06/23/2022 (b)	108,346
20,186	Staples, Inc.
	2.984%, 04/21/2021 (b)	20,187
45,000	Sterigenics International, Inc.
	4.250%, 05/15/2022 (b)	45,113
80,796	Talbots, Inc.
	5.500%, 03/19/2020 (b)	79,180
49,251	The Brickman Group, Ltd.
	4.000%, 12/18/2020 (b)	49,094
77,534	The Hillman Group, Inc.
	4.500%, 06/30/2021 (b)	78,212
133,635	The QUIKRETE Companies, Inc.
	4.000%, 09/28/2020 (b)	133,857
205,660	The ServiceMaster Company
	4.250%, 07/01/2021 (b)	206,228
79,200	Time, Inc.
	4.250%, 04/26/2021 (b)	79,200
	TransDigm, Inc.
84,890	3.750%, 02/28/2020 (b)	84,401
224,973	3.750%, 06/04/2021 (b)	223,514
95,700	3.500%, 05/14/2022 (b)	94,700
153,124	Valeant Pharmaceuticals International, Inc.
	4.000%, 04/01/2022 (b)	153,228
129,425	Vertafore, Inc.
	4.250%, 10/03/2019 (b)	129,619
76,034	Visteon Corporation
	3.500%, 04/09/2021 (b)	76,070
12,482	WESCO International, Inc.
	3.750%, 12/12/2019 (b)	12,498
89,558	Western Refining, Inc.
	4.250%, 11/12/2020 (b)	89,446
131,816	Zayo Group, LLC
	3.750%, 05/06/2021 (b)	131,002

	Total Bank Loans (Cost $6,447,529)	6,460,508

	COLLATERALIZED MORTGAGE OBLIGATIONS - 14.15%
	Adjustable Rate Mortgage
41,786	Series 2004-4, 2.686%, 03/25/2035 (b)	40,950
91,452	Series 2004-5, 2.533%, 04/25/2035 (b)	90,763
54,277	Series 2004-5, 4.150%, 04/25/2035 (b)	53,026
	Alternative Loan Trust
80,818	Series 2005-J1, 5.500%, 02/25/2025	83,124
34,418	Series 2003-9T1, 5.500%, 07/25/2033	34,721
44,202	Series 2003-20CB, 5.750%, 10/25/2033	46,057
72,256	Series 2004-14T2, 5.500%, 08/25/2034	76,933
25,660	Series 2004-28CB, 5.750%, 01/25/2035	26,131
72,134	Series 2006-4CB, 5.500%, 04/25/2036	70,458
198,435	Series 2006-J4, 6.250%, 07/25/2036	134,828
178,856	Series 2007-4CB, 5.750%, 04/25/2037	162,789
1,116,291	Series 2007-15CB, 6.000%, 07/25/2037	1,051,434
	Banc of America Alternative Loan Trust
53,407	Series 2003-8, 5.500%, 10/25/2033	56,949
114,074	Series 2003-10, 5.500%, 12/25/2033	117,176
68,186	Series 2013-10, 5.500%, 12/25/2033	70,439
64,141	Series 2005-6, 5.250%, 07/25/2035	58,045
	Banc of America Funding Corp.
168,830	Series 2004-B, 2.478%, 11/20/2034 (b)	163,612
33,174	Series 2005-5, 5.500%, 09/25/2035	34,826
1,584,485	Series 2006-3, 5.750%, 03/25/2036	1,498,288
1,145,307	Series 2007-3, 5.831%, 04/25/2037 (b)	1,039,542
102,356	Series 2008-R4, 0.635%, 07/25/2037 (Acquired 10/17/2012, Cost $76,560) (a)(b)	71,446
97,929	Banc of America Mortgage Trust
	Series 2005-A, 2.673%, 02/25/2035 (b)	95,916
210,964	Bear Stearns Commercial Mortgage Securities Trust
	Series 2003-PWR2, 6.921%, 05/11/2039 (Acquired 03/06/2012, Cost $215,409) (a)(b)	217,412
100,000	BLCP Hotel Trust
	Series 2014-CLRN, 3.856%, 08/15/2029 (Acquired 10/01/2014, Cost $99,625) (a)(b)	100,357
835,000	CFCRE Commercial Mortgage Trust

	Series 2011-C1, 5.721%, 04/15/2044 (Acquired 04/19/2011 and 05/17/2011, Cost $828,045) (a)(b)	893,644
1,071,994	Chase Mortgage Finance Trust
	Series 2007-S3, 6.000%, 05/25/2037	919,747
	CHL Mortgage Pass-Through Trust
53,952	Series 2004-12, 2.688%, 08/25/2034 (b)	50,993
54,701	Series 2004-HYB4, 2.491%, 09/20/2034 (b)	52,555
237,549	Series 2004-HYB8, 3.263%, 01/20/2035 (b)	232,478

84,562	Series 2005-11, 0.457%, 04/25/2035 (b)	73,841
63,919	Series 2005-21, 5.500%, 10/25/2035	60,295
80,346	Citicorp Mortgage Securities Trust
	Series 2006-4, 6.000%, 08/25/2036	81,347
	Citigroup Mortgage Loan Trust
39,494	Series 2005-2, 2.614%, 05/25/2035 (b)	38,562
93,353	Series 2014-11, 0.321%, 08/25/2036 (Acquired 04/10/2015, Cost $86,833) (a)(b)	87,046
259,587	Series 2010-8, 4.000%, 11/25/2036 (Acquired 11/01/2012, Cost $264,347) (a)	263,937
	CitiMortgage Alternative Loan Trust
135,517	Series 2006-A3, 6.000%, 07/25/2036	128,684
111,108	Series 2006-A4, 6.000%, 09/25/2036	100,585
120,407	Series 2007-A6, 6.000%, 06/25/2037	106,314
100,000	COMM Mortgage Trust
	Series 2014-SAVA, 2.586%, 06/15/2034 (Acquired 06/26/2014, Cost $100,000) (a)(b)	100,100
	Credit Suisse First Boston Mortgage Securities Corp.
17,670	Series 2005-1, 5.250%, 05/25/2028	17,793
37,283	Series 2003-AR26, 2.517%, 11/25/2033 (b)	36,017
23,915	Series 2003-AR28, 2.598%, 12/25/2033 (b)	23,800
100,881	Series 2004-AR4, 2.620%, 05/25/2034 (b)	100,208
136,467	Series 2005-10, 5.500%, 11/25/2035	126,933
	Credit Suisse Mortgage Capital Mortgage-Backed Trust
152,342	Series 2006-8, 6.500%, 10/25/2021	131,637
541,653	Series 2006-9, 6.000%, 11/25/2036	523,617
619,190	Series 2007-1, 6.000%, 02/25/2037	552,055
100,000	Del Coronado Trust
	Series 2013-HDMZ, 5.186%, 03/15/2018 (Acquired 04/01/2013, Cost $100,000) (a)(b)	100,030
	Deutsche Alt-A Securities, Inc.
33,754	Series 2005-3, 5.250%, 06/25/2035	34,119
48,513	Series 2005-5, 5.500%, 11/25/2035 (b)	46,376
482,951	Series 2006-AR1, 4.912%, 02/25/2036 (b)	400,043
381,000	Extended Stay America Trust
	Series 2013-ESH, 5.521%, 12/05/2031 (Acquired 01/31/2013, Cost $394,464) (a)(b)	389,992
26,954	FDIC Trust
	Series 2013-N1, 4.500%, 10/25/2018 (Acquired 11/8/2013, Cost $27,070) (a)(b)	27,115
541,802	First Horizon Alternative Mortgage Securities
	Series 2007-FA4, 6.250%, 08/25/2037	436,478
635,527	First Horizon Mortgage Pass-Through Trust
	Series 2007-4, 6.000%, 08/25/2037	560,410
14,651	GMAC Mortgage Loan Trust
	Series 2003-J7, 5.000%, 11/25/2033	14,756
	GSR Mortgage Loan Trust
121,866	Series 2004-14, 2.741%, 12/25/2034 (b)	121,194
47,931	Series 2004-14, 2.816%, 12/25/2034 (b)	46,446
141,109	Series 2005-AR4, 2.602%, 07/25/2035 (b)	134,123
200,999	Series 2006-8F, 6.000%, 09/25/2036	169,780
1,013,665	Series 2006-9F, 6.500%, 10/25/2036	900,359
482,114	Series 2007-4F, 6.000%, 07/25/2037	437,312
	Hilton USA Trust
100,000	Series 2013-HLT, 3.714%, 11/05/2030 (Acquired 11/22/2013, Cost $100,399) (a)	100,900
100,000	Series 2013-HLT, 4.407%, 11/05/2030 (Acquired 11/22/2013, Cost $100,400) (a)	101,141
100,000	Series 2013-HLT, 5.609%, 11/05/2030 (Acquired 11/22/2013, Cost $100,402) (a)(b)	101,665
798,767	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	682,925
	IndyMac INDX Mortgage Loan Trust
718,866	Series 2005-AR1, 2.474%, 03/25/2035 (b)	720,072
47,080	Series 2005-AR16IP, 0.827%, 07/25/2045 (b)	41,015
128,121	JPMorgan Alternative Loan Trust
	Series 2006-A1, 2.457%, 03/25/2036 (b)	111,729
8,433,091	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2012-C8, 2.261%, 10/17/2045 (b)(c)	787,558
	JPMorgan Mortgage Trust
45,417	Series 2003-A2, 1.990%, 11/25/2033 (b)	44,902
32,642	Series 2005-A3, 2.664%, 06/25/2035 (b)	33,074
63,027	Series 2006-A1, 2.411%, 02/25/2036 (b)	56,232
131,888	Series 2006-A7, 2.559%, 01/25/2037 (b)	121,972
150,583	Series 2007-S1, 5.750%, 03/25/2037	126,026
793,859	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	800,194
	MASTR Adjustable Rate Mortgages Trust
113,270	Series 2004-7, 2.527%, 07/25/2034 (b)	113,427
733,444	Series 2006-2, 2.488%, 01/25/2036 (b)	731,697
	MASTR Alternative Loan Trust
50,274	Series 2003-9, 5.250%, 11/25/2033	52,467
52,080	Series 2004-5, 5.500%, 06/25/2034	54,685
62,726	Series 2004-5, 6.000%, 06/25/2034	65,534
136,995	Series 2004-8, 6.000%, 09/25/2034	140,820
7,416	Series 2004-12, 5.250%, 12/25/2034	7,440
96,252	Merrill Lynch Mortgage Investors Trust
	Series 2006-2, 2.133%, 05/25/2036 (b)	95,638
400,000	Morgan Stanley Capital I Trust
	Series 2011-C2, 5.480%, 06/15/2044 (Acquired 06/22/2011, Cost $353,794) (a)(b)	420,320
	Morgan Stanley Mortgage Loan Trust
1,235,227	Series 2005-10, 6.000%, 12/25/2035	1,033,359

991,687	Series 2007-12, 6.250%, 08/25/2037	932,030
88,043	New York Mortgage Trust
	Series 2006-1, 2.603%, 05/25/2036 (b)	80,161
	Residential Asset Securitization Trust
1,041,124	Series 2007-A2, 6.000%, 04/25/2037	871,958
829,288	Series 2007-A6, 6.000%, 06/25/2037	749,043
1,127,244	Series 2007-A7, 6.000%, 07/25/2037	834,163
127,785	Residential Funding Mortgage Securities I
	Series 2006-S1, 5.750%, 01/25/2036	132,256
	SCG Trust
100,000	Series 2013-SRP1, 2.674%, 11/15/2026 (Acquired 05/02/2014, Cost $100,251) (a)(b)	100,052
100,000	Series 2013-SRP1, 3.424%, 11/15/2026 (Acquired 05/05/2014, Cost $100,287) (a)(b)	100,454
1,204,242	Sequoia Mortgage Trust
	Series 2013-3, 2.500%, 03/25/2043 (b)	1,126,010
	Structured Adjustable Rate Mortgage Loan Trust
68,984	Series 2004-6, 2.384%, 06/25/2034 (b)	68,078
84,335	Series 2005-14, 0.497%, 07/25/2035 (b)	61,928
23,989	Structured Asset Securities Corp. Trust
	Series 2005-1, 5.500%, 02/25/2035	24,566
1,129,438	TBW Mortgage-Backed Trust
	Series 2006-6, 5.630%, 01/25/2037 (b)	750,986
	Washington Mutual Mortgage Pass-Through Certificates
37,808	Series 2004-CB2, 5.500%, 07/25/2034	39,533
235,488	Series 2005-AR7, 2.406%, 08/25/2035 (b)	235,330
315,704	Series 2006-5, 6.000%, 07/25/2036	279,000
225,667	Series 2006-AR19, 1.937%, 01/25/2047 (b)	204,710
81,146	Series 2007-OA3, 0.918%, 04/25/2047 (b)	71,560
403,451	Wells Fargo Alternative Loan Trust
	Series 2007-PA1, 6.000%, 03/25/2037	356,774
	Wells Fargo Mortgage Backed Securities Trust
40,661	Series 2003-J, 2.615%, 10/25/2033 (b)	40,904
94,737	Series 2004-A, 2.640%, 02/25/2034 (b)	95,025
24,445	Series 2004-O, 2.620%, 08/25/2034 (b)	24,361
36,758	Series 2005-AR10, 2.652%, 06/25/2035 (b)	37,095
106,866	Series 2005-11, 5.500%, 11/25/2035	111,544
73,851	Series 2005-17, 5.500%, 01/25/2036	75,848
81,266	Series 2005-16, 6.000%, 01/25/2036	80,222

	Total Collateralized Mortgage Obligations (Cost $28,453,960)	27,944,326

Number of Shares
	COMMON STOCKS - 0.62%
	Banks - 0.13%
37,100	Mizuho Financial Group, Inc.	80,274
2,300	Sumitomo Mitsui Financial Group, Inc.	102,394
10,200	UFJ Financial Group, Inc.	73,384

		256,052

	Capital Markets - 0.01%
3,049	Huatai Securities Co., Ltd. (Acquired 05/22/2015, Cost $9,853) (a)(d)	8,614

	Communications Equipment - 0.06%
4,606	Cisco Systems, Inc.	126,481

	Energy Equipment & Services - 0.03%
1,224	Halliburton Co.	52,718

	Oil & Gas - 0.26%
1,784	Anadarko Petroleum Corp.	139,259
1,642	Canadian Natural Resources Ltd.	44,596
6,366	Kinder Morgan, Inc.	244,391
323	Pioneer Natural Resources Co.	44,797
1,627	Suncor Energy, Inc.	44,775

		517,818

	Specialty Retail - 0.12%
1,087	Home Depot, Inc.	120,798
1,688	Lowe’s Companies, Inc.	113,046

		233,844

	Transportation - 0.01%
22	CEVA Holdings LLC (d)	22,430

	Total Common Stocks (Cost $1,198,489)	1,217,957

Principal Amount
	CONVERTIBLE OBLIGATIONS - 1.63%
	Biotechnology - 0.16%
	BioMarin Pharmaceutical, Inc.
20,000	0.750%, 10/15/2018	30,925
48,000	1.500%, 10/15/2020	76,680
65,000	Emergent Biosolutions, Inc.
	2.875%, 01/15/2021	80,681
25,000	Gilead Sciences, Inc.
	1.625%, 05/01/2016	128,953

		317,239

	Communications Equipment - 0.17%
35,000	Brocade Communications Systems, Inc.
	1.375%, 01/01/2020 (Acquired 01/09/2015 through 06/29/2015, Cost $35,419) (a)	36,487

75,000	Ciena Corp.
	3.750%, 10/15/2018 (Acquired 01/17/2012 and 11/04/2013, Cost $82,674) (a)	102,469
125,000	Palo Alto Networks, Inc.
	(12.091)%, 07/01/2019 (Acquired 06/25/2014 and 07/11/2014, Cost $124,894) (a)(e)	204,726

		343,682

	Homebuilders - 0.03%
30,000	Lennar Corp.
	3.250%, 11/15/2021 (Acquired 09/22/2014 through 10/13/2014, Cost $43,040) (a)	65,569

	Household Durables - 0.08%
135,000	Jarden Corp.
	1.125%, 03/15/2034	157,866

	Internet Software & Services - 0.04%
65,000	MercadoLibre, Inc.
	2.250%, 07/01/2019 (Acquired 06/25/2014, Cost $65,000) (a)	82,616

	Metals & Mining - 0.36%
780,000	B2Gold Corp.
	3.250%, 10/01/2018	699,668

	Oil & Gas - 0.21%
375,000	Whiting Petroleum Corp.
	1.250%, 04/01/2020 (Acquired 03/24/2015 through 06/30/2015, Cost $390,621) (a)	411,562

	Pharmaceuticals - 0.17%
65,000	Mylan, Inc.
	3.750%, 09/15/2015	330,647

	Real Estate - 0.00%
5,000	Redwood Trust, Inc.
	4.625%, 04/15/2018	4,819

	Semiconductor & Semiconductor Equipment - 0.24%
	SunEdison, Inc.
120,000	2.375%, 04/15/2022 (Acquired 03/02/2015 through 05/06/2015, Cost $144,324) (a)	160,125
140,000	2.625%, 06/01/2023 (Acquired 05/13/2015, Cost $140,000) (a)	142,450
160,000	3.375%, 06/01/2025 (Acquired 05/13/2015, Cost $160,000) (a)	166,100

		468,675

	Software - 0.17%
93,000	Nuance Communications, Inc.
	1.500%, 11/01/2035	96,546
260,000	Rovi Corp.
	0.500%, 03/01/2020 (Acquired 02/27/2015 through 05/14/2015, Cost $253,443) (a)	238,875

		335,421

	Total Convertible Obligations (Cost $2,814,568)	3,217,764

Number of Shares
	CONVERTIBLE PREFERRED STOCKS - 1.10%
	Electric Utilities - 0.01%
400	NextEra Energy, Inc.
	5.889%	24,684

	Food Products - 0.20%
7,771	Tyson Foods, Inc.
	4.750%	400,284

	Metals & Mining - 0.27%
10,619	Alcoa, Inc.
	5.375%	419,769
7,595	ArcelorMittal SA
	6.000%	118,558

		538,327

	Multi-Utilities - 0.05%
466	Dominion Resources, Inc.
	6.375%	21,762
698	Dominion Resources, Inc. - Series A
	6.125%	37,406
547	Dominion Resources, Inc. - Series B
	6.000%	29,445

		88,613

	Oil & Gas - 0 .08%
140	Chesapeake Energy Corp.
	5.750%	95,200
5	Chesapeake Energy Corp. (Acquired 06/16/2015, Cost $3,678) (a)
	5.750%	3,416
91	Chesapeake Energy Corp. - Series A (Acquired 10/19/2012, Cost $91,288) (a)
	5.750%	63,757

		162,373

	Pharmaceuticals - 0.25%
461	Allergan Plc
	5.500%	480,629

	Real Estate - 0.22%
800	iStar Financial, Inc.
	4.500%	45,792
7,500	Weyerhaeuser Co.
	6.375%	390,000

		435,792

	Wireless Telecommunication Services - 0.02%
311	Crown Castle International Corp.
	4.500%	32,095

	Total Convertible Preferred Stocks (Cost $2,240,320)	2,162,797

Principal Amount
	CORPORATE OBLIGATIONS - 13.37%
	Aerospace & Defense - 0.21%
90,000	KLX, Inc.
	5.875%, 12/01/2022 (Acquired 11/21/2014, Cost $90,000) (a)	91,340
305,000	Meccanica Holdings USA, Inc.
	6.250%, 01/15/2040 (Acquired 11/29/2012 and 12/07/2012, Cost $268,896) (a)	295,088
35,000	Rockwell Collins, Inc.
	0.636%, 12/15/2016 (b)	34,999

		421,427

	Airlines - 0.51%
1,000,000	Latam Airlines 2015-1 Pass Through Trust B
	4.500%, 11/15/2023 (Acquired 05/14/2015, Cost $1,000,000) (a)	1,005,000

	Auto Components - 0.07%
150,000	ZF North America Capital, Inc.
	4.500%, 04/29/2022 (Acquired 04/24/2015, Cost $148,890) (a)	147,495

	Automobiles - 0.31%
205,000	General Motors Co.
	5.200%, 04/01/2045	203,803
410,000	General Motors Financial Co., Inc.
	3.450%, 04/10/2022	402,339

		606,142

	Banks - 1.49%
	Bank of America Corp.
280,000	4.200%, 08/26/2024	279,852
170,000	3.950%, 04/21/2025	164,070
	CIT Group, Inc.
100,000	5.375%, 05/15/2020	104,500
100,000	5.000%, 08/15/2022	99,250
100,000	Citigroup, Inc.
	6.300%, 12/29/2049 (b)	97,750
375,000	Intesa Sanpaolo SpA
	5.017%, 06/26/2024 (Acquired 06/19/2014, Cost $375,000) (a)	364,978
	JPMorgan Chase & Co.
800,000	4.250%, 11/02/2018	547,492
100,000	5.000%, 12/29/2049 (b)	98,000
675,000	Royal Bank of Scotland Group Plc
	6.125%, 12/15/2022	727,919
	Societe Generale SA
200,000	7.875%, 12/29/2049 (b)(f)	201,500
250,000	7.875%, 12/31/2049 (Acquired 04/09/2015, Cost $264,152) (a)(b)	251,875

		2,937,186

	Building Products - 0.12%
155,000	Atrium Windows & Doors, Inc.
	7.750%, 05/01/2019 (Acquired 04/11/2014, Cost $153,410) (a)	126,325
33,000	NCI Building Systems, Inc.
	8.250%, 01/15/2023 (Acquired 01/09/2015, Cost $33,000) (a)	35,310
70,000	Owens Corning
	4.200%, 12/01/2024	68,842

		230,477

	Capital Markets - 0.14%
285,000	Morgan Stanley
	4.350%, 09/08/2026	279,877

	Chemicals - 0.35%
100,000	Albemarle Corp.
	4.150%, 12/01/2024	99,870
660,000	Hercules, Inc.
	6.500%, 06/30/2029	603,900

		703,770

	Commercial Services & Supplies - 0.18%
330,000	ServiceMaster Co.
	7.000%, 08/15/2020	350,213

	Communication Equipment - 0.03%
55,000	CommScope Technologies Finance LLC
	6.000%, 06/15/2025 (Acquired 05/28/2015, Cost $55,000) (a)	54,931

	Construction & Engineering - 0.04%
300,000	Odebrecht Finance Ltd.
	8.250%, 04/25/2018 (Acquired 04/17/2013, Cost $149,348) (a)	70,438

	Construction Materials - 0.11%
220,000	Cemex SAB de CV
	6.125%, 05/05/2025 (Acquired 02/26/2015, Cost $219,956) (a)	217,624

	Consumer Finance - 0.36%
340,000	Ally Financial, Inc.
	4.125%, 03/30/2020	340,211
150,000	Caterpillar Financial Services Corp.
	0.513%, 03/03/2017 (b)	150,275
	SLM Corp.
100,000	8.450%, 06/15/2018	111,380
100,000	5.500%, 01/15/2019	102,212

		704,078

	Diversified Financial Services - 0.62%
105,000	Brixmor Operating Partnership LP
	3.850%, 02/01/2025	101,111
200,000	Corporacion Financiera de Desarrollo SA
	5.250%, 07/15/2029 (Acquired 07/08/2014, Cost $199,732) (a)(b)	202,000
750,000,000	Financiera de Desarrollo Territorial SA Findeter
	7.875%, 08/12/2024 (Acquired 08/06/2014, Cost $389,710) (a)	285,725
465,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.875%, 08/01/2021 (Acquired 07/29/2014, Cost $465,000) (a)	453,956
195,000	Quicken Loans, Inc.
	5.750%, 05/01/2025 (Acquired 05/01/2015 through 06/30/2015, Cost $194,062) (a)	187,200

		1,229,992

	Diversified Telecommunication Services - 0.22%
100,000	Frontier Communications Corp.
	7.875%, 01/15/2027	93,000
250,000	Level 3 Financing, Inc.
	5.125%, 05/01/2023 (Acquired 04/14/2015, Cost $250,000) (a)	245,156
300,000	Oi SA
	9.750%, 09/15/2016 (Acquired 09/09/2014, Cost $124,508) (a)	90,219

		428,375

	Electric Utilities - 0.65%
580,000	Cia de Eletricidade do Estado da Bahia
	11.750%, 04/27/2016 (Acquired 04/19/2011, Cost $367,321) (a)	185,430
60,000	Duke Energy Progress, Inc.
	0.479%, 03/06/2017 (b)	59,900
200,000	EDP Finance BV
	4.125%, 01/15/2020 (Acquired 11/13/2014, Cost $199,578) (a)	202,346
500,000	Enel SpA
	8.750%, 09/24/2073 (Acquired 09/17/2013 and 01/27/2014, Cost $514,098) (a)	575,625
200,000	InterGen NV
	7.000%, 06/30/2023 (Acquired 06/07/2013, Cost $196,463) (a)	179,000
75,000	TerraForm Power Operating LLC
	5.875%, 02/01/2023 (Acquired 01/23/2015, Cost $74,411) (a)	76,500

		1,278,801

	Electronic Equipment, Instruments & Components - 0.25%
85,000	Flextronics International Ltd.
	4.750%, 06/15/2025 (Acquired 06/03/2015, Cost $84,331) (a)	84,549
430,000	Keysight Technologies, Inc.
	4.550%, 10/30/2024 (Acquired 10/06/2014, Cost $429,854) (a)	415,810

		500,359

	Energy Equipment & Services - 0.04%
78,000	CGG SA
	7.750%, 05/15/2017	76,050

	Food Products - 0.14%
445,000	BRF SA
	7.750%, 05/22/2018 (Acquired 05/15/2013, Cost $219,889) (a)	120,228
150,000	JBS USA, LLC / JBS USA Finance, Inc.
	8.250%, 02/01/2020 (Acquired 01/25/2012 and 05/17/2012, Cost $147,784) (a)	159,750

		279,978

	Health Care Equipment & Supplies - 0.02%
45,000	Hologic, Inc.
	5.250%, 07/15/2022 (Acquired 06/18/2015, Cost $45,000) (a)	46,069

	Health Care Providers & Services - 0.20%
100,000	CHS/Community Health Systems, Inc.
	8.000%, 11/15/2019	105,625
100,000	HCA, Inc.
	5.000%, 03/15/2024	102,000
	Tenet Healthcare Corp.
100,000	8.125%, 04/01/2022	109,600
75,000	6.750%, 06/15/2023 (Acquired 06/02/2015, Cost $74,625) (a)	76,594

		393,819

	Hotels, Restaurants & Leisure - 0.30%
100,000	Caesars Entertainment Operating Co., Inc.
	11.250%, 06/01/2017 (g)	79,000
115,000	Interval Acquisition Corp.
	5.625%, 04/15/2023 (Acquired 04/02/2015, Cost $115,000) (a)	117,012
395,000	MGM Resorts International
	6.000%, 03/15/2023	401,913

		597,925

	Household Products - 0.08%
150,000	Reynolds Group Issuer LLC
	8.250%, 02/15/2021	156,375

	Independent Power & Renewable Electricity Producers - 0.13%
	Calpine Corp.
100,000	6.000%, 01/15/2022 (Acquired 10/17/2013, Cost $99,193) (a)	106,250
100,000	5.875%, 01/15/2024 (Acquired 10/29/2013, Cost $100,000) (a)	106,250
45,000	Talen Energy Supply LLC
	6.500%, 06/01/2025 (Acquired 05/14/2015, Cost $45,000) (a)	45,056

		257,556

	Insurance - 0.68%
700,000	Assicurazioni Generali SpA
	7.750%, 12/12/2042 (b)(f)	934,570
175,000	CNO Financial Group, Inc.
	5.250%, 05/30/2025	178,273

215,000	Old Republic International Corp.
	4.875%, 10/01/2024	223,250

		1,336,093

	Media - 0.57%
	CCO Holdings LLC / CCO Holdings Capital Corp.
205,000	5.125%, 05/01/2023 (Acquired 04/13/2015, Cost $205,000) (a)	199,875
100,000	5.250%, 09/30/2022	98,750
100,000	Clear Channel Worldwide Holdings, Inc.
	6.500%, 11/15/2022	104,500
	DISH DBS Corp.
130,000	5.875%, 07/15/2022	127,725
220,000	5.875%, 11/15/2024	211,888
150,000	iHeartCommunications, Inc.
	9.000%, 03/01/2021	136,312
	Sirius XM Radio, Inc.
100,000	6.000%, 07/15/2024 (Acquired 05/01/2014, Cost $100,000) (a)	101,250
100,000	5.375%, 04/15/2025 (Acquired 03/03/2015, Cost $100,000) (a)	96,750
65,000	Time Warner Cable, Inc.
	4.500%, 09/15/2042	53,210

		1,130,260

	Metals & Mining - 0.21%
	ArcelorMittal SA
100,000	6.250%, 03/01/2021	105,125
70,000	7.750%, 10/15/2039	70,000
	First Quantum Minerals Ltd.
50,000	6.750%, 02/15/2020 (Acquired 05/15/2012, Cost $44,165) (a)	48,625
100,000	7.000%, 02/15/2021 (Acquired 05/15/2012, Cost $87,851) (a)	96,125
100,000	FMG Resources August 2006 Pty Ltd.
	9.750%, 03/01/2022 (Acquired 04/22/2015, Cost $97,639) (a)	103,500

		423,375

	Multi-Utilities - 0.06%
200,000	Texas Competitive Electric Holdings Co., LLC
	11.500%, 10/01/2020 (Acquired 04/14/2011 and 11/09/2011, Cost $193,097) (a)(g)	122,500

	Oil & Gas - 1.66%
20,000	Antero Resources Corp.
	5.125%, 12/01/2022	19,000
	Baytex Energy Corp.
5,000	5.125%, 06/01/2021 (Acquired 11/06/2014, Cost $4,771) (a)	4,712
10,000	5.625%, 06/01/2024 (Acquired 11/19/2014 and 12/03/2014, Cost $8,577) (a)	9,325
	Bonanza Creek Energy, Inc.
10,000	6.750%, 04/15/2021	9,525
35,000	5.750%, 02/01/2023	31,587
220,000	California Resources Corp.
	6.000%, 11/15/2024	190,300
100,000	Chaparral Energy, Inc.
	8.250%, 09/01/2021	74,500
	Chesapeake Energy Corp.
5,000	6.625%, 08/15/2020	4,900
200,000	6.125%, 02/15/2021	189,000
115,000	4.875%, 04/15/2022	100,337
	Concho Resources, Inc.
15,000	5.500%, 10/01/2022	15,000
30,000	5.500%, 04/01/2023	30,150
	Continental Resources, Inc.
125,000	5.000%, 09/15/2022 (102.500000, 03/15/2017 $123,381)	122,735
5,000	4.500%, 04/15/2023	4,829
15,000	3.800%, 06/01/2024	13,717
285,000	Energy Transfer Partners LP
	6.125%, 12/15/2045	286,425
	Halcon Resources Corp.
40,000	8.625%, 02/01/2020 (Acquired 04/21/2015, Cost $40,000) (a)	39,650
100,000	9.250%, 02/15/2022	65,250
	Linn Energy LLC / Linn Energy Finance Corp.
150,000	7.750%, 02/01/2021	117,375
50,000	6.500%, 09/15/2021	37,750
36,000	Matador Resources Co.
	6.875%, 04/15/2023 (Acquired 04/09/2015, Cost $36,000) (a)	36,947
	MEG Energy Corp.
5,000	6.500%, 03/15/2021 (Acquired 12/02/2014, Cost $4,445) (a)	4,837
30,000	6.375%, 01/30/2023 (Acquired 11/04/2014 through 12/08/2014, Cost $28,185) (a)	27,900
25,000	7.000%, 03/31/2024 (Acquired 11/17/2014 through 12/08/2014, Cost $22,837) (a)	24,094
50,000	Oasis Petroleum, Inc.
	6.875%, 03/15/2022	51,000
200,000	Offshore Group Investment Ltd.
	7.500%, 11/01/2019	124,000
	OGX Austria GmbH
200,000	8.500%, 06/01/2018 (Acquired 04/17/2013, Cost $117,896) (a)(g)	1,002
800,000	8.375%, 04/01/2022 (Acquired 03/27/2012 through 06/29/2012, Cost $770,692) (a)(g)	4,081
200,000	Pacific Rubiales Energy Corp.
	5.125%, 03/28/2023 (Acquired 03/19/2015 and 06/25/2015, Cost $134,243) (a)	144,000
100,000	Penn Virginia Corporation
	8.500%, 05/01/2020	90,250

490,000	Petrobras Global Finance BV
	5.625%, 05/20/2043	381,171
43,000	Petroleos Mexicanos
	7.650%, 11/24/2021 (Acquired 12/01/2011, Cost $316,078) (a)	282,381
	Rosetta Resources, Inc.
90,000	5.625%, 05/01/2021	96,075
45,000	5.875%, 06/01/2022	48,263
10,000	5.875%, 06/01/2024	10,825
25,000	SM Energy Co.
	5.000%, 01/15/2024	23,813
25,000	Ultra Petroleum Corp.
	6.125%, 10/01/2024 (Acquired 11/06/2014 through 11/18/2014, Cost $23,235) (a)	22,063
50,000	Western Refining Logistics LP / WNRL Finance Corp.
	7.500%, 02/15/2023 (Acquired 02/06/2015, Cost $50,000) (a)	51,750
	Whiting Petroleum Corp.
125,000	6.500%, 10/01/2018	127,188
15,000	5.000%, 03/15/2019	14,775
110,000	5.750%, 03/15/2021	108,790
255,000	Williams Partners LP
	4.000%, 09/15/2025	239,349

		3,280,621

	Pharmaceuticals - 0.48%
265,000	AbbVie, Inc.
	3.600%, 05/14/2025	262,463
	Valeant Pharmaceuticals International, Inc.
130,000	6.375%, 10/15/2020 (Acquired 10/20/2014 and 10/22/2014, Cost $133,348) (a)	137,231
200,000	7.500%, 07/15/2021 (Acquired 06/27/2013, Cost $200,000) (a)	215,750
75,000	5.500%, 03/01/2023 (Acquired 01/15/2015, Cost $75,000) (a)	75,938
240,000	VRX Escrow Corp.
	4.500%, 05/15/2023 (Acquired 03/13/2015 and 03/17/2015, Cost $253,027) (a)	259,511

		950,893

	Pipelines - 0.50%
180,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
	4.875%, 12/01/2024	176,850
	Regency Energy Partners LP / Regency Energy Finance Corp.
125,000	5.750%, 09/01/2020	136,616
100,000	5.875%, 03/01/2022	106,594
100,000	5.000%, 10/01/2022	101,728
	Sabine Pass Liquefaction LLC
100,000	5.625%, 02/01/2021 (b)	102,500
100,000	5.625%, 04/15/2023	100,156
180,000	5.625%, 03/01/2025 (Acquired 02/26/2015, Cost $180,000) (a)	178,875
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
45,000	6.375%, 08/01/2022	47,025
30,000	5.250%, 05/01/2023	29,850
5,000	4.250%, 11/15/2023	4,650

		984,844

	Professional Services - 0.13%
45,000	IHS, Inc.
	5.000%, 11/01/2022 (Acquired 10/21/2014, Cost $45,000) (a)	44,887
215,000	Verisk Analytics, Inc.
	5.500%, 06/15/2045	212,220

		257,107

	Publishing - 0.04%
100,000	Visant Corp.
	10.000%, 10/01/2017	80,200

	Real Estate - 0.47%
90,000	Healthcare Realty Trust, Inc.
	3.875%, 05/01/2025	86,982
150,000	Host Hotels & Resorts LP
	5.250%, 03/15/2022	163,150
300,000	iStar Financial, Inc.
	4.000%, 11/01/2017	295,875
375,000	Rialto Holdings LLC / Rialto Corp.
	7.000%, 12/01/2018 (Acquired 11/08/2013 through 03/06/2014, Cost $377,485) (a)	391,875

		937,882

	Semiconductor & Semiconductor Equipment - 0.32%
299,000	KLA-Tencor Corp.
	4.650%, 11/01/2024	299,397
	Micron Technology, Inc.
125,000	5.250%, 01/15/2024 (Acquired 04/27/2015, Cost $125,000) (a)	118,360
125,000	5.625%, 01/15/2026 (Acquired 04/27/2015, Cost $125,000) (a)	115,781
40,000	Novellus Systems, Inc.
	2.625%, 05/15/2041	95,325

		628,863

	Software - 0.27%
	First Data Corp.
100,000	8.250%, 01/15/2021 (Acquired 02/17/2012, Cost $98,224) (a)	105,750
100,000	12.625%, 01/15/2021	115,750
145,000	Open Text Corp.
	5.625%, 01/15/2023 (Acquired 01/12/2015, Cost $145,000) (a)	143,913
200,000	Rolta Americas LLC
	8.875%, 07/24/2019 (Acquired 07/17/2014, Cost $199,010) (a)	168,000

		533,413

	Telecommunication Services - 0.36%
200,000	Digicel Group Ltd.
	8.250%, 09/30/2020 (Acquired 09/05/2012, Cost $200,000) (a)	201,500
150,000	Intelsat Jackson Holdings SA
	7.500%, 04/01/2021	148,875
	T Mobile USA, Inc.
50,000	6.542%, 04/28/2020	52,475
100,000	6.500%, 01/15/2024	103,500
200,000	Wind Acquisition Finance SA
	7.375%, 04/23/2021 (Acquired 04/08/2014, Cost $200,000) (a)	202,750

		709,100

	Textiles, Apparel & Luxury Goods - 0.71%
	Edcon Limited
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2011 and 04/12/2011, Cost $1,122,870) (a)	884,419
300,000	9.500%, 03/01/2018 (Acquired 08/18/2011 through 08/24/2011, Cost $400,402) (a)	265,090
860,000	13.375%, 06/30/2019 (Acquired 11/08/2013 through 03/10/2015, Cost $467,677) (a)	254,075

		1,403,584

	Trading Companies & Distributors - 0.21%
15,000	Aircastle Ltd.
	5.500%, 02/15/2022	15,347
	Air Lease Corp.
75,000	3.750%, 02/01/2022	75,063
330,000	4.250%, 09/15/2024	328,350

		418,760

	Transportation - 0.07%
180,000	CHC Helicopter SA
	9.250%, 10/15/2020	131,850

	Wireless Telecommunication Services - 0.06%
100,000	Sprint Communications, Inc.
	9.000%, 11/15/2018 (Acquired 11/04/2011, Cost $100,000) (a)	113,176

	Total Corporate Obligations (Cost $28,744,725)	26,416,478

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 32.04%
	Bank Negara Malaysia Monetary Notes
610,000	3.034%, 07/16/2015 (e)	161,470
130,000	3.052%, 11/03/2015 (e)	34,099
120,000	3.057%, 11/24/2015 (e)	31,424
	Brazil Letras do Tesouro Nacional
590,000	14.240%, 10/01/2015 (e)	183,372
1,470,000	14.330%, 01/01/2016 (e)	441,708
180,000	14.190%, 07/01/2016 (e)	50,639
560,000	13.955%, 10/01/2016 (e)	152,394
	Financing of Infrastructural Projects State Enterprise
100,000	8.375%, 11/03/2017 (Acquired 05/10/2011, Cost $102,499) (a)	51,250
1,180,000	7.400%, 04/20/2018 (Acquired 04/15/2011, Cost $1,180,000) (a)	606,782
	Ghana Government Bond
100,000	21.000%, 10/26/2015	22,543
60,000	16.900%, 03/07/2016	13,024
85,000	19.240%, 05/30/2016	18,651
1,630,000	23.000%, 02/13/2017	370,788
30,000	25.480%, 04/24/2017	7,012
2,220,000	24.440%, 05/29/2017	519,444
50,000	26.000%, 06/05/2017	11,929
520,000	25.400%, 07/31/2017	122,874
616,000	23.000%, 08/21/2017	139,553
1,610,000	23.230%, 02/19/2018	372,185
150,000	22.490%, 04/23/2018	34,317
1,810,000	23.470%, 05/21/2018	422,578
990,000	19.040%, 09/24/2018	208,248
	Hungary Government Bond
73,670,000	6.750%, 02/24/2017	282,990
227,610,000	6.750%, 11/24/2017	902,673
116,260,000	4.000%, 04/25/2018	432,576
22,680,000	5.500%, 12/20/2018	88,828
172,490,000	6.500%, 06/24/2019	699,316
4,380,000	7.500%, 11/12/2020	18,907
39,320,000	7.000%, 06/24/2022	167,668
82,300,000	6.000%, 11/24/2023	336,806
59,170,000	5.500%, 06/24/2025	236,595
	Hungary Government International Bond
388,000	4.375%, 07/04/2017 (f)	462,531
150,000	5.750%, 06/11/2018 (f)	190,499
2,650,000	6.375%, 03/29/2021	3,019,675
200,000	Iceland Government International Bond
	5.875%, 05/11/2022 (Acquired 05/03/2012, Cost $198,140) (a)	226,149
1,454,000,000	Indonesia Treasury Bill
	6.162%, 02/04/2016 (e)	104,684
	Indonesia Treasury Bond
10,120,000,000	8.375%, 03/15/2024	762,205
7,580,000,000	8.375%, 03/15/2034	569,777
1,324,390	Ireland Government Bond
	5.400%, 03/13/2025	1,972,337

	Korea Monetary Stabilization Bond
5,714,800,000	2.900%, 12/02/2015	5,152,317
92,000,000	2.800%, 04/02/2016	83,232
239,800,000	2.790%, 06/02/2016	217,322
325,800,000	2.460%, 08/02/2016	294,698
	Korea Treasury Bond
2,684,400,000	2.750%, 12/10/2015	2,419,204
2,058,200,000	2.750%, 06/10/2016	1,864,999
1,846,100,000	3.000%, 12/10/2016	1,686,627
	Malaysia Government Bond
5,085,000	3.835%, 08/12/2015	1,348,878
12,324,000	4.720%, 09/30/2015	3,278,625
3,610,000	3.197%, 10/15/2015	957,898
1,831,000	3.172%, 07/15/2016	486,010
680,000	4.262%, 09/15/2016	182,689
530,000	3.814%, 02/15/2017	142,012
1,760,000	3.394%, 03/15/2017	468,667
30,000	Malaysia Treasury Bill
	3.107%, 05/27/2016 (e)	7,728
	Mexican Bonos
23,460	8.000%, 12/17/2015	152,542
72,700	6.250%, 06/16/2016	475,944
229,260	7.250%, 12/15/2016	1,531,426
115,000	4.750%, 06/14/2018	735,557
	Mexican Udibonos
27,233	5.000%, 06/16/2016 (h)	181,722
23,275	3.500%, 12/14/2017 (h)	157,547
13,986	4.000%, 06/13/2019 (h)	96,626
11,558	2.500%, 12/10/2020 (h)	74,604
47,800,000	Philippine Government Bond
	1.625%, 04/25/2016	1,053,463
6,783,000	Poland Government Bond
	2.010%, 01/25/2021 (b)	1,780,718
2,240,000	Portugal Government International Bond
	5.125%, 10/15/2024 (Acquired 07/02/2014, Cost $2,222,550) (a)	2,296,179
700,000	Republic of Ecuador
	7.950%, 06/20/2024 (Acquired 06/17/2014, Cost $700,000) (a)	628,250
270,000	Republic of Kenya
	6.875%, 06/24/2024 (Acquired 06/16/2014, Cost $270,000) (a)	275,287
	Republic of Serbia
760,000	10.000%, 05/08/2017	7,419
890,000	10.000%, 11/21/2018	8,772
1,800,000	10.000%, 03/20/2021	17,656
1,060,000	7.250%, 09/28/2021 (Acquired 09/21/2011, Cost $1,041,588) (a)	1,191,175
17,000,000	Serbia Treasury Bills
	5.676%, 07/24/2015 (e)	156,804
	Serbia Treasury Bonds
2,320,000	10.000%, 01/30/2016	22,010
2,090,000	10.000%, 05/22/2016	20,057
4,330,000	10.000%, 06/27/2016	41,564
1,700,000	10.000%, 08/15/2016	16,324
990,000	10.000%, 10/17/2016	9,538
10,400,000	10.000%, 12/19/2016	100,601
1,110,000	8.000%, 01/12/2017	10,459
3,290,000	8.000%, 03/23/2017	30,954
130,000	8.000%, 04/06/2017	1,223
61,290,000	10.000%, 07/10/2017	601,946
18,170,000	10.000%, 11/08/2017	179,558
54,350,000	10.000%, 03/02/2018	538,980
100,510,000	10.000%, 08/21/2019	986,079
5,860,000	10.000%, 09/11/2021	57,821
62,780,000	10.000%, 02/05/2022	620,950
6,040,000	Singapore Government Bond
	1.125%, 04/01/2016	4,492,610
610,000	Slovenia Government International Bond
	5.850%, 05/10/2023 (Acquired 05/02/2013 and 08/02/2013, Cost $595,710) (a)	693,234
	Sri Lanka Government Bonds
37,900,000	11.000%, 09/01/2015	285,844
1,900,000	8.500%, 11/01/2015	14,302
132,300,000	8.000%, 06/01/2016	1,004,140
430,000	8.000%, 06/15/2017	3,282
16,500,000	5.800%, 07/15/2017	120,345
11,550,000	8.500%, 04/01/2018	88,737
140,000	8.500%, 06/01/2018	1,070
2,750,000	7.500%, 08/15/2018	20,442
8,660,000	8.000%, 11/15/2018	65,084
8,660,000	10.600%, 07/01/2019	70,442
3,160,000	10.600%, 09/15/2019	25,643
430,000	8.000%, 11/01/2019	3,212
340,000	9.000%, 05/01/2021	2,571
1,900,000	11.200%, 07/01/2022	15,836
	Ukraine Government International Bond
200,000	9.250%, 07/24/2017	97,450

620,000	9.250%, 07/24/2017 (Acquired 07/17/2012, Cost $620,000) (a)	302,095
2,300,000	7.950%, 02/23/2021 (Acquired 04/05/2011 and 04/11/2011, Cost $2,376,494) (a)	1,213,250
1,200,000	7.500%, 04/17/2023 (Acquired 07/18/2013 through 07/29/2013, Cost $1,084,316) (a)	639,000
	Uruguay Government International Bond
5,955,846	5.000%, 09/14/2018 (h)	224,967
6,556,208	4.250%, 04/05/2027 (h)	233,112
42,546,236	4.375%, 12/15/2028 (h)	1,523,775
2,443,767	4.000%, 07/10/2030 (h)	84,859
1,103,692	3.700%, 06/26/2037 (h)	34,860
	Uruguay Notas del Tesoro
3,485,000	10.250%, 08/22/2015	128,667
282,000	9.500%, 01/27/2016	10,464
3,644,189	2.750%, 06/16/2016 (h)	132,925
2,788,920	4.250%, 01/05/2017 (h)	102,979
2,330,000	11.000%, 03/21/2017	83,710
20,495,463	2.250%, 08/23/2017 (h)	726,959
7,070,000	13.250%, 04/08/2018	260,888
18,593	3.250%, 01/27/2019 (h)	661
11,075,111	4.000%, 06/10/2020 (h)	401,336
1,357,274	2.500%, 09/27/2022 (h)	43,825
2,448,052	4.000%, 05/25/2025 (h)	85,688
	Uruguay Treasury Bills
8,688,000	4.801%, 07/02/2015 (e)	320,860
26,039,000	10.480%, 08/20/2015 (e)	944,500
2,850,000	11.510%, 10/08/2015 (e)	101,797
1,070,000	11.900%, 11/26/2015 (e)	37,554
457,000	10.920%, 01/14/2016 (e)	15,775
10,009,000	11.200%, 03/03/2016 (e)	339,093
7,392,000	11.540%, 04/21/2016 (e)	246,282
8,002,000	11.482%, 06/09/2016 (e)	263,076
5,606,000	11.950%, 07/28/2016 (e)	181,292
2,870,000	12.270%, 09/15/2016 (e)	91,046
4,520,000	12.540%, 11/03/2016 (e)	141,298
860,000	13.060%, 02/10/2017 (e)	26,046
3,539,000	13.390%, 04/03/2017 (e)	105,445
5,220,000	13.590%, 05/19/2017 (e)	153,380

	Total Foreign Government Debt Obligations (Cost $70,282,508)	63,306,869

Number of Shares
	INVESTMENT COMPANIES - 0.07%
	Exchange Traded Funds - 0.07%
895	iShares Core S&P Mid-Cap ETF	134,232

	Total Investment Companies (Cost $130,103)	134,232

Principal Amount
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 13.61%
	Federal Home Loan Mortgage Corp.
697,000	Pool #4050, 3.500%, 05/15/2032	692,639
955,065	Pool #4062, 3.500%, 06/15/2042	946,763
1,692,310	Pool #274, 3.000%, 08/15/2042	1,689,891
2,208,182	Pool #4097, 3.500%, 08/15/2042	2,156,341
2,025,596	Pool #T60853, 3.500%, 09/01/2042	2,059,668
1,798,238	Pool #T60854, 3.500%, 09/01/2042	1,828,708
2,131,396	Pool #284, 3.000%, 10/15/2042	2,127,394
955,740	Pool #4171, 3.000%, 02/15/2043	841,210
1,141,222	Pool #4413, 3.500%, 11/15/2044	1,117,300
	Federal National Mortgage Association
2,269,816	Pool #1200, 3.000%, 10/01/2032	2,316,326
1,048,938	Pool #1201, 3.500%, 10/01/2032	1,097,665
635,481	Pool #2005-56, 6.000%, 08/25/2033 (b)	716,430
424,632	Pool #2011-113, 4.000%, 03/25/2040	443,987
1,161,215	Pool #2012-63, 2.000%, 08/25/2040	1,132,977
1,879,555	Pool #2014-95, 3.000%, 04/25/2041	1,932,508
2,000,000	Pool #2011-131, 4.500%, 12/25/2041	2,281,138
1,714,222	Pool #2012-125, 3.000%, 11/25/2042	1,695,458
	Government National Mortgage Association
1,383,720	Pool #2010-62, 5.563%, 05/20/2040 (b)(c)	227,552
1,448,799	Pool #2011-72, 5.193%, 05/20/2041 (b)(c)	202,635
700,000	Pool #2012-40, 4.000%, 01/20/2042	749,795
2,947,744	Pool #2013-113, 6.063%, 03/20/2043 (b)(c)	402,116
3,454,254	Pool #2012-135, 0.895%, 01/16/2053 (b)(c)	224,146

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $27,170,199)	26,882,647

Number of Shares
	PREFERRED STOCKS - 0.09%
	Consumer Finance - 0.07%
145	Ally Financial, Inc. (Acquired 05/30/2012 through 06/11/2012, Cost $123,563) (a)
	7.000%	147,243

	Transportation - 0.02%
49	CEVA Holdings LLC (d)	35,927

	Total Preferred Stocks (Cost $188,045)	183,170

Notional Amount
	PURCHASED OPTIONS - 0.01%
	Options on Currency Contracts
	Put Options
	U.S. Dollar - Indian Rupee
1,040,000	Expiration: July, 2015
	Exercise Price: $61.500	72
1,620,000	Expiration: August, 2015
	Exercise Price: $61.500	709

Number of Contracts
	Options on Common Stock
	Call Options
128	Freeport-McMoRan, Inc.
	Expiration: August, 2015
	Exercise Price: $25.000	768

	Options on Exchange Traded Funds
	Put Options
	iShares Russell 2000 ETF
115	Expiration: June, 2015
	Exercise Price: $113.000	115
95	Expiration: July, 2015
	Exercise Price: $121.000	9,405

	Options on Indices
	Call Options
5	EURO STOXX 50® Index
	Expiration: September, 2015	1,349
	Exercise Price: $3,850.000

Notional Amount
	Interest Rate Swaptions
54,000,000	1-Year Interest Rate Swap, 28 Day TIIE (Equilibrium Interbank Interest Rate), Pay Floating Rate	13,344
	Expiration: October 23, 2015
	Exercise Rate: 4.260%

	Total Purchased Options (Cost $127,992)	25,762

Principal Amount
	SHORT TERM INVESTMENTS - 16.18%
	Foreign Government Debt Obligation - 4.20%
	Bank Negara Malaysia Monetary Notes
80,000	3.035%, 08/04/2015 (e)	21,145
500,000	3.035%, 08/11/2015 (e)	132,037
2,080,000	3.036%, 08/18/2015 (e)	549,030
300,000	3.040%, 09/08/2015 (e)	79,057
260,000	3.064%, 11/12/2015 (e)	68,157
2,360,000,000	Indonesia Treasury Bill
	6.112%, 01/07/2016 (e)	166,801
	Malaysia Treasury Bill
70,000	2.644%, 07/10/2015 (e)	18,539
70,000	3.033%, 07/24/2015 (e)	18,519
80,000	3.033%, 07/24/2015 (e)	21,164
80,000	3.034%, 07/31/2015 (e)	21,152
150,000	3.035%, 08/14/2015 (e)	39,604
10,000	3.038%, 09/04/2015 (e)	2,636
200,000	3.038%, 09/04/2015 (e)	52,730
80,000	3.040%, 09/11/2015 (e)	21,076
90,000	3.042%, 09/25/2015 (e)	23,685
80,000	3.045%, 10/09/2015 (e)	21,035
90,000	3.048%, 10/23/2015 (e)	23,631
180,000	3.059%, 12/11/2015 (e)	47,057
90,000	3.087%, 03/18/2016 (e)	23,328
40,000	3.099%, 04/29/2016 (e)	10,331
	Mexico Cetes
1,865,460	3.209%, 09/17/2015 (e)	1,178,821
343,950	3.221%, 09/24/2015 (e)(i)	217,126
185,600	3.260%, 10/01/2015 (e)	117,144
44,750	3.255%, 10/15/2015 (e)	28,208
61,700	3.232%, 11/12/2015 (e)	38,790
418,240	3.313%, 11/26/2015 (e)	262,687
627,370	3.287%, 12/10/2015 (e)	393,402
9,210	3.298%, 01/07/2016 (e)	5,761
1,559,710	3.403%, 02/04/2016 (e)	973,446
2,513,520	3.439%, 03/03/2016 (e)	1,563,540
1,216,920	3.474%, 03/31/2016 (e)	755,958
24,770	3.491%, 04/14/2016 (e)	15,361
424,970	3.509%, 04/28/2016 (e)	262,693
836,490	3.544%, 05/26/2016 (e)	515,707
921,630	3.579%, 06/23/2016 (e)(i)	566,385

	Philippine Treasury Bill
180,000	2.140%, 08/05/2015 (e)	3,986
250,000	1.949%, 02/03/2016 (e)	5,443
190,000	1.924%, 03/02/2016 (e)	4,152
	Uruguay Treasury Bills
10,000	(1.060)%, 07/10/2015 (e)	369
430,000	11.660%, 10/23/2015 (e)	15,261
440,000	10.740%, 01/04/2016 (e)	15,222
540,000	11.380%, 04/11/2016 (e)	18,049

		8,318,225

Number of Shares
	Money Market Funds - 11.41%
22,537,718	Federated Prime Obligations Fund Effective Yield, 0.07%	22,537,718

Principal Amount
	U.S. Government Agency Issue - 0.06%
110,000	Federal Home Loan Bank Discount Note
	0.000%, 07/01/2015 (e)	110,000

	U.S. Treasury Bill - 0.51%
1,000,000	United States Treasury Bill
	0.003%, 08/20/2015 (e)(j)	999,907

	Total Short Term Investments (Cost $32,346,449)	31,965,850

	Total Investments (Cost $202,819,620) - 97.49%	192,594,358
	Other Assets in Excess of Liabilities - 2.51%	4,964,180

	TOTAL NET ASSETS - 100.00%	$197,558,538

Percentages are stated as a percent of net assets.

Principal	amounts are denominated in the currency in which the security was purchased.

(a)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $26,710,210, which represents 13.52% of total net assets.
(b)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2015.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2015. The securities are liquid and the value of these securities total $1,844,007, which represents 0.93% of total net assets.
(d)	Non-income producing.
(e)	Zero coupon bond. The effective yield is listed.
(f)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $1,789,100 which represents 0.91% of total net assets.
(g)	Non-income producing. Item identified as in default as to payment of interest.
(h)	Represents an inflation protected security.
(i)	As of June 30, 2015, the Fund has fair valued these securities. The value of these securities was $783,511, which represents 0.40% of total net assets.
(j)	Completely or partially assigned as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:
Cost of investments	$202,819,620

Gross unrealized appreciation	4,617,637
Gross unrealized depreciation	(14,842,899)

Net unrealized depreciation	($10,225,262)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Forward Currency Contracts

Forward expiration date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
3/29/2016	Citibank	Brazilian Real	3,300,000	Euro	866,233	(3,697)
11/20/2015	HSBC	Brazilian Real	1,440,000	U.S. Dollars	504,520	$(64,313)
9/17/2015	Deutsche Bank	British Pound	100,000	U.S. Dollars	147,625	9,409
7/29/2015	Credit Suisse	Canadian Dollar	926,651	Australian Dollar	970,000	(5,492)
7/13/2015	Deutsche Bank	Chilean Peso	656,587,500	U.S. Dollars	1,063,644	(37,855)
7/13/2015	Deutsche Bank	Euro	500,000	U.S. Dollars	593,630	(36,105)
7/15/2015	Deutsche Bank	Euro	470,000	U.S. Dollars	584,492	(60,404)
7/16/2015	Barclays	Euro	426,000	U.S. Dollars	504,767	(29,736)
7/23/2015	Deutsche Bank	Euro	100,000	U.S. Dollars	112,276	(756)
7/31/2015	JP Morgan Chase	Euro	145,000	U.S. Dollars	172,342	(10,619)
8/4/2015	Barclays	Euro	1,914,287	U.S. Dollars	2,268,889	(133,705)
8/4/2015	HSBC	Euro	392,000	U.S. Dollars	465,559	(28,324)
8/21/2015	Deutsche Bank	Euro	827,220	U.S. Dollars	1,029,310	(106,403)
8/27/2015	Deutsche Bank	Euro	200,000	U.S. Dollars	214,500	8,654
9/17/2015	Deutsche Bank	Euro	26,467	U.S. Dollars	29,995	(455)

4/8/2016	Barclays	Ghanaian Cedi	484,117	U.S. Dollars	102,567	(8,552)
6/10/2016	Barclays	Ghanaian Cedi	120,000	U.S. Dollars	23,010	(350)
7/29/2015	Merrill Lynch	Hungarian Forint	279,000,000	U.S. Dollars	998,962	(13,563)
10/5/2015	Deutsche Bank	Hungarian Forint	35,900,000	U.S. Dollars	144,887	(18,185)
10/26/2015	JP Morgan Chase	Indian Rupee	96,000,000	Euro	1,310,315	8,458
7/20/2015	HSBC	Indian Rupee	117,575,000	U.S. Dollars	1,857,469	(18,714)
10/19/2015	JP Morgan Chase	Indian Rupee	117,200,000	U.S. Dollars	1,795,866	3,543
7/14/2015	HSBC	Malaysian Ringgit	1,652,011	Euro	419,708	(30,655)
7/14/2015	JP Morgan Chase	Malaysian Ringgit	612,600	Euro	142,681	3,079
10/15/2015	Deutsche Bank	Malaysian Ringgit	2,108,500	Euro	532,969	(40,773)
3/29/2016	JP Morgan Chase	Malaysian Ringgit	13,200,000	Euro	3,180,723	(125,418)
10/8/2015	JP Morgan Chase	Malaysian Ringgit	4,732,700	Japanese Yen	154,505,144	(19,479)
10/13/2015	JP Morgan Chase	Malaysian Ringgit	5,242,029	Japanese Yen	169,190,260	(6,270)
7/2/2015	JP Morgan Chase	Malaysian Ringgit	1,177,500	U.S. Dollars	359,498	(47,461)
9/28/2015	HSBC	Malaysian Ringgit	377,000	U.S. Dollars	113,756	(14,528)
10/5/2015	Deutsche Bank	Malaysian Ringgit	1,845,500	U.S. Dollars	551,472	(65,940)
8/6/2015	Morgan Stanley	Mexican Peso	1,597,390	U.S. Dollars	118,115	(16,764)
8/7/2015	Morgan Stanley	Mexican Peso	1,605,500	U.S. Dollars	118,167	(16,308)
10/14/2015	Deutsche Bank	Mexican Peso	18,798,000	U.S. Dollars	1,374,525	(187,616)
12/18/2015	Citibank	Mexican Peso	9,598,100	U.S. Dollars	632,078	(29,019)
2/16/2016	Citibank	Mexican Peso	67,745,080	U.S. Dollars	4,396,319	(160,180)
3/11/2016	HSBC	Mexican Peso	11,784,520	U.S. Dollars	740,885	(5,414)
7/9/2015	Deutsche Bank	Polish Zloty	2,950,000	Euro	707,180	(4,088)
7/13/2015	Deutsche Bank	Polish Zloty	847,724	Euro	203,038	(1,013)
7/14/2015	Deutsche Bank	Polish Zloty	4,450,638	Euro	1,072,133	(12,245)
8/6/2015	Deutsche Bank	Polish Zloty	963,300	Euro	226,021	3,826
9/30/2015	Deutsche Bank	Serbian Dinar	31,310,564	Euro	251,289	6,360
7/27/2015	JP Morgan Chase	Singapore Dollar	1,428,700	U.S. Dollars	1,065,319	(5,014)
8/6/2015	Deutsche Bank	Singapore Dollar	917,603	U.S. Dollars	736,971	(56,078)
8/12/2015	Barclays	Singapore Dollar	917,160	U.S. Dollars	676,771	3,734
9/8/2015	Citibank	Singapore Dollar	1,387,980	U.S. Dollars	1,015,199	14,274
9/9/2015	JP Morgan Chase	Singapore Dollar	2,188,625	U.S. Dollars	1,599,171	24,127
11/27/2015	Barclays	Singapore Dollar	1,411,379	U.S. Dollars	1,054,015	(8,097)
12/14/2015	JP Morgan Chase	Singapore Dollar	405,248	U.S. Dollars	298,415	1,843
9/30/2015	HSBC	South Korea Won	1,244,720,000	Euro	960,469	41,356
10/14/2015	JP Morgan Chase	South Korea Won	1,173,599,120	Euro	907,025	36,962
3/29/2016	Deutsche Bank	South Korea Won	606,000,000	Euro	485,966	(3,216)
9/30/2015	HSBC	South Korea Won	608,000,000	U.S. Dollars	578,167	(34,229)
10/14/2015	JP Morgan Chase	South Korea Won	536,797,500	U.S. Dollars	496,483	(16,319)
11/18/2015	JP Morgan Chase	U.S. Dollars	1,294,280	Australian Dollar	1,609,000	62,368
11/19/2015	Citibank	U.S. Dollars	295,217	Australian Dollar	370,000	11,947
11/19/2015	JP Morgan Chase	U.S. Dollars	938,866	Australian Dollar	1,178,000	36,993
6/22/2016	JP Morgan Chase	U.S. Dollars	2,577,462	Australian Dollar	3,399,000	1,360
7/6/2015	Merrill Lynch	U.S. Dollars	450,815	Brazilian Real	1,450,000	(14,557)
9/17/2015	Deutsche Bank	U.S. Dollars	154,400	British Pound	100,000	(2,634)
7/21/2015	Citibank	U.S. Dollars	290,078	Columbian Peso	735,000,000	8,606
7/13/2015	Deutsche Bank	U.S. Dollars	724,868	Euro	531,000	132,777
7/15/2015	Deutsche Bank	U.S. Dollars	640,751	Euro	470,000	116,663
7/16/2015	Barclays	U.S. Dollars	581,856	Euro	426,000	106,825
7/16/2015	Morgan Stanley	U.S. Dollars	157,016	Euro	115,000	28,780
7/17/2015	Deutsche Bank	U.S. Dollars	290,987	Euro	214,000	52,353
7/20/2015	Barclays	U.S. Dollars	409,430	Euro	302,000	72,653
7/20/2015	Deutsche Bank	U.S. Dollars	452,725	Euro	374,950	34,597
7/22/2015	Deutsche Bank	U.S. Dollars	162,342	Euro	119,730	28,821
7/22/2015	Morgan Stanley	U.S. Dollars	174,632	Euro	129,000	30,773
7/23/2015	Deutsche Bank	U.S. Dollars	361,575	Euro	278,745	50,718
7/27/2015	Credit Suisse	U.S. Dollars	897,767	Euro	802,000	3,324
7/27/2015	Deutsche Bank	U.S. Dollars	246,786	Euro	183,000	42,693
7/27/2015	Goldman Sachs	U.S. Dollars	246,894	Euro	183,000	42,801
7/29/2015	Barclays	U.S. Dollars	931,527	Euro	691,917	159,835

7/29/2015	Merrill Lynch	U.S. Dollars	1,043,944	Euro	930,000	6,718
7/31/2015	JP Morgan Chase	U.S. Dollars	548,540	Euro	408,000	93,486
8/3/2015	Deutsche Bank	U.S. Dollars	207,917	Euro	155,000	35,033
8/4/2015	Barclays	U.S. Dollars	2,567,700	Euro	1,914,287	432,516
8/4/2015	HSBC	U.S. Dollars	548,888	Euro	409,000	92,692
8/4/2015	UBS AG	U.S. Dollars	548,878	Euro	409,000	92,682
8/5/2015	Barclays	U.S. Dollars	274,232	Euro	204,000	46,688
8/5/2015	Morgan Stanley	U.S. Dollars	960,955	Euro	715,023	163,411
8/6/2015	Goldman Sachs	U.S. Dollars	751,673	Euro	559,081	128,059
8/11/2015	Deutsche Bank	U.S. Dollars	107,196	Euro	80,000	17,956
8/14/2015	Morgan Stanley	U.S. Dollars	110,533	Euro	88,500	11,806
8/17/2015	Morgan Stanley	U.S. Dollars	118,813	Euro	88,500	20,082
8/18/2015	Barclays	U.S. Dollars	428,103	Euro	319,000	72,219
8/20/2015	Deutsche Bank	U.S. Dollars	240,097	Euro	179,000	40,395
8/20/2015	JP Morgan Chase	U.S. Dollars	475,024	Euro	354,000	80,081
8/21/2015	Deutsche Bank	U.S. Dollars	1,102,932	Euro	827,220	180,026
8/26/2015	Barclays	U.S. Dollars	308,818	Euro	232,085	49,868
8/27/2015	Deutsche Bank	U.S. Dollars	229,020	Euro	200,000	5,866
8/31/2015	HSBC	U.S. Dollars	38,857	Euro	34,118	787
9/8/2015	Deutsche Bank	U.S. Dollars	573,003	Euro	434,350	88,282
9/17/2015	Deutsche Bank	U.S. Dollars	113,680	Euro	100,000	2,068
9/23/2015	Deutsche Bank	U.S. Dollars	246,667	Euro	191,000	33,469
9/28/2015	Deutsche Bank	U.S. Dollars	114,617	Euro	89,000	15,266
10/30/2015	Deutsche Bank	U.S. Dollars	97,811	Euro	76,597	12,253
11/12/2015	Deutsche Bank	U.S. Dollars	165,751	Euro	133,000	17,157
11/16/2015	Barclays	U.S. Dollars	187,730	Euro	150,000	20,129
11/16/2015	Deutsche Bank	U.S. Dollars	125,145	Euro	100,000	13,411
12/9/2015	Deutsche Bank	U.S. Dollars	1,025,231	Euro	826,000	101,908
12/15/2015	Citibank	U.S. Dollars	170,366	Euro	137,000	17,207
1/7/2016	Deutsche Bank	U.S. Dollars	409,372	Euro	341,308	27,607
1/15/2016	JP Morgan Chase	U.S. Dollars	2,043,704	Euro	1,728,000	110,460
1/19/2016	Barclays	U.S. Dollars	2,045,041	Euro	1,728,000	111,590
1/19/2016	JP Morgan Chase	U.S. Dollars	2,033,620	Euro	1,721,000	108,001
1/20/2016	Citibank	U.S. Dollars	77,844	Euro	66,791	3,111
1/21/2016	Barclays	U.S. Dollars	145,888	Euro	125,000	6,018
1/25/2016	JP Morgan Chase	U.S. Dollars	2,033,383	Euro	1,737,000	89,549
2/4/2016	Deutsche Bank	U.S. Dollars	236,600	Euro	208,000	3,770
2/5/2016	Deutsche Bank	U.S. Dollars	299,628	Euro	261,000	7,463
2/22/2016	Barclays	U.S. Dollars	324,366	Euro	283,000	7,430
2/29/2016	Deutsche Bank	U.S. Dollars	75,349	Euro	65,866	1,570
3/9/2016	Barclays	U.S. Dollars	703,096	Euro	631,123	(4,013)
3/16/2016	Barclays	U.S. Dollars	131,499	Euro	122,880	(6,202)
3/16/2016	Citibank	U.S. Dollars	87,428	Euro	81,594	(4,007)
3/23/2016	Barclays	U.S. Dollars	78,008	Euro	72,605	(3,370)
3/29/2016	Deutsche Bank	U.S. Dollars	7,147,958	Euro	6,492,000	(129,574)
4/29/2016	Deutsche Bank	U.S. Dollars	447,629	Euro	408,000	(10,120)
5/5/2016	Barclays	U.S. Dollars	229,745	Euro	204,295	502
5/9/2016	Deutsche Bank	U.S. Dollars	112,787	Euro	100,331	192
5/18/2016	Barclays	U.S. Dollars	325,054	Euro	283,000	7,384
5/23/2016	Deutsche Bank	U.S. Dollars	196,091	Euro	175,000	(374)
6/13/2016	Deutsche Bank	U.S. Dollars	492,075	Euro	434,350	4,172
6/15/2016	Deutsche Bank	U.S. Dollars	534,444	Euro	469,000	7,591
7/24/2015	Citibank	U.S. Dollars	359,275	Japanese Yen	36,309,000	62,506
7/24/2015	JP Morgan Chase	U.S. Dollars	553,825	Japanese Yen	56,000,000	96,114
7/27/2015	Deutsche Bank	U.S. Dollars	988,737	Japanese Yen	122,900,000	(15,813)
7/27/2015	JP Morgan Chase	U.S. Dollars	192,955	Japanese Yen	19,500,000	33,567
7/29/2015	Merrill Lynch	U.S. Dollars	246,689	Japanese Yen	30,500,000	(2,616)
8/17/2015	Citibank	U.S. Dollars	98,928	Japanese Yen	11,790,000	2,538
10/15/2015	Deutsche Bank	U.S. Dollars	5,893,226	Japanese Yen	706,185,270	113,381
10/22/2015	Barclays	U.S. Dollars	184,193	Japanese Yen	19,600,000	23,750
12/9/2015	HSBC	U.S. Dollars	307,496	Japanese Yen	38,500,000	(7,998)
12/21/2015	Deutsche Bank	U.S. Dollars	758,945	Japanese Yen	88,660,000	32,214
12/21/2015	HSBC	U.S. Dollars	759,299	Japanese Yen	88,800,000	31,420
12/22/2015	Barclays	U.S. Dollars	316,554	Japanese Yen	37,430,000	9,740
12/22/2015	Citibank	U.S. Dollars	494,495	Japanese Yen	58,390,000	15,872
1/8/2016	Goldman Sachs	U.S. Dollars	166,634	Japanese Yen	19,732,000	4,818
1/15/2016	Barclays	U.S. Dollars	584,120	Japanese Yen	68,630,000	21,197
1/15/2016	JP Morgan Chase	U.S. Dollars	378,256	Japanese Yen	44,610,000	12,352
2/12/2016	HSBC	U.S. Dollars	151,275	Japanese Yen	17,820,000	4,995
2/12/2016	JP Morgan Chase	U.S. Dollars	151,218	Japanese Yen	17,813,000	4,997
2/16/2016	Citibank	U.S. Dollars	198,589	Japanese Yen	23,610,000	4,759
2/16/2016	JP Morgan Chase	U.S. Dollars	99,749	Japanese Yen	11,820,000	2,711
2/17/2016	Goldman Sachs	U.S. Dollars	100,399	Japanese Yen	11,840,000	3,195
2/17/2016	JP Morgan Chase	U.S. Dollars	100,137	Japanese Yen	11,830,000	3,014
2/25/2016	Barclays	U.S. Dollars	50,075	Japanese Yen	5,910,000	1,544
2/26/2016	Barclays	U.S. Dollars	99,499	Japanese Yen	11,810,000	2,516
2/29/2016	Deutsche Bank	U.S. Dollars	33,316	Japanese Yen	3,936,000	992
3/9/2016	Barclays	U.S. Dollars	269,577	Japanese Yen	32,151,400	5,463
3/22/2016	Citibank	U.S. Dollars	296,568	Japanese Yen	35,670,000	3,443
3/24/2016	Deutsche Bank	U.S. Dollars	147,689	Japanese Yen	17,733,000	1,956
3/28/2016	Barclays	U.S. Dollars	152,884	Japanese Yen	18,110,000	4,036
4/11/2016	Deutsche Bank	U.S. Dollars	2,784,756	Japanese Yen	331,608,750	58,169
4/18/2016	Barclays	U.S. Dollars	253,600	Japanese Yen	30,030,000	6,635

4/21/2016	JP Morgan Chase	U.S. Dollars	327,436	Japanese Yen	38,610,000	9,884
6/3/2016	Deutsche Bank	U.S. Dollars	654,366	Japanese Yen	80,680,000	(9,997)
6/3/2016	JP Morgan Chase	U.S. Dollars	278,731	Japanese Yen	34,284,478	(3,586)
6/8/2016	Citibank	U.S. Dollars	208,611	Japanese Yen	25,700,000	(3,046)
6/10/2016	Barclays	U.S. Dollars	358,846	Japanese Yen	44,560,000	(8,158)
6/10/2016	Citibank	U.S. Dollars	467,298	Japanese Yen	57,980,000	(10,235)
6/10/2016	HSBC	U.S. Dollars	382,850	Japanese Yen	47,460,000	(8,038)
6/13/2016	Deutsche Bank	U.S. Dollars	127,491	Japanese Yen	15,700,000	(1,828)
6/13/2016	JP Morgan Chase	U.S. Dollars	356,707	Japanese Yen	43,970,000	(5,468)
6/16/2016	JP Morgan Chase	U.S. Dollars	150,765	Japanese Yen	18,500,000	(1,630)
6/22/2016	Deutsche Bank	U.S. Dollars	726,841	Japanese Yen	88,820,000	(4,942)
7/2/2015	JP Morgan Chase	U.S. Dollars	356,505	Malaysian Ringgit	1,177,500	44,468
9/28/2015	HSBC	U.S. Dollars	103,731	Malaysian Ringgit	377,000	4,502
10/5/2015	Deutsche Bank	U.S. Dollars	507,535	Malaysian Ringgit	1,845,500	22,004
7/8/2015	Credit Suisse	U.S. Dollars	295,218	Mexican Peso	4,597,000	2,909
7/9/2015	Credit Suisse	U.S. Dollars	743,537	Mexican Peso	11,700,000	(372)
7/27/2015	Credit Suisse	U.S. Dollars	13,257	Mexican Peso	205,200	228
12/18/2015	Citibank	U.S. Dollars	631,143	Mexican Peso	9,598,100	28,084
2/16/2016	Citibank	U.S. Dollars	261,866	Mexican Peso	4,000,000	11,743
7/22/2015	Citibank	U.S. Dollars	529,401	New Zealand Dollar	765,000	12,056
7/27/2015	JP Morgan Chase	U.S. Dollars	1,045,679	Singapore Dollar	1,428,700	(14,627)
9/9/2015	JP Morgan Chase	U.S. Dollars	1,600,227	Singapore Dollar	2,188,625	(23,072)
7/27/2015	Credit Suisse	U.S. Dollars	757,135	South African Rand	9,250,000	560
9/30/2015	HSBC	U.S. Dollars	557,660	South Korea Won	608,000,000	13,722
10/14/2015	JP Morgan Chase	U.S. Dollars	492,610	South Korea Won	536,797,500	12,446
11/12/2015	Citibank	Uruguayan Peso	2,200,000	U.S. Dollars	84,227	(5,971)
11/20/2015	Citibank	Uruguayan Peso	2,200,000	U.S. Dollars	83,873	(5,790)
12/1/2015	Citibank	Uruguayan Peso	3,240,000	U.S. Dollars	125,972	(11,322)

						$2,506,231

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
DAX® Futures	1	306,626	Sep-15	$(3,360)
E-mini S&P 500 Futures	(32)	(3,287,040)	Sep-15	55,123
Eurodollar 90 Day Futures	(32)	(7,890,400)	Dec-16	(1,317)
Eurodollar 90 Day Futures	(51)	(12,489,900)	Dec-17	19,862
Sterling LIBOR 90 Day Futures	(40)	(7,748,570)	Dec-16	22,711
TOPIX Futures	4	532,908	Sep-15	(340)

				$92,679

Schedule of Options Written

Number of Contracts		Value
	Options on Common Stock
	Call Options
8	Anadarko Petroleum Corp.
	Expiration: July, 2015
	Exercise Price: $84.500	$72
31	Kinder Morgan, Inc.
	Expiration: July, 2015
	Exercise Price: $40.500	170
10	Home Depot, Inc.
	Expiration: July, 2015
	Exercise Price: $116.000	200
16	Lowe’s Companies, Inc.
	Expiration: July, 2015
	Exercise Price: $72.500	64

	Options on Exchange Traded Funds
	Put Options
115	iShares Russell 2000 ETF
	Expiration: June, 2015
	Exercise Price: $102.000	58

	Total Options Written (Premiums Received $23,786)	$564

Credit Default Swaps on Corporate, Indices, and Sovereign — Buy Protection(1)

Reference Obligation	Implied Credit Spread at June 30, 2015(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	2.59%	1.000%	9/20/2020	Citibank	490,000	$36,947	$36,168	$779

						$36,947	$36,168	$779

Credit Default Swaps on Corporate, Indices, and Sovereign — Sell Protection(2)

Reference Obligation	Implied Credit Spread at June 30, 2015(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean Ltd.	5.96%	1.000%	12/20/2019	Bank of America / Citibank	175,000	($33,080)	($19,508)	($13,572)
Transocean Ltd.	5.96%	1.000%	12/20/2019	Deutsche Bank	100,000	($18,903)	(12,268)	(6,635)
Transocean Ltd.	5.96%	1.000%	12/20/2019	JP Morgan Chase	150,000	($28,354)	(21,518)	(6,836)
Transocean Ltd.	5.96%	1.000%	12/20/2019	JP Morgan Chase	75,000	($14,177)	(11,209)	(2,968)
Transocean Ltd.	5.96%	1.000%	12/20/2019	Citibank	25,000	($4,726)	(3,831)	(895)
Transocean Ltd.	5.96%	1.000%	12/20/2019	JP Morgan Chase	55,000	($10,397)	(8,713)	(1,684)
Transocean Ltd.	5.96%	1.000%	12/20/2019	Morgan Stanley	35,000	($6,616)	(5,590)	(1,026)

						($116,253)	($82,637)	($33,616)

Over-the-Counter Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	0.926%	10/17/2017	Citibank	5,190,000	$9,319	$0	$9,319
Receive	3-MO-USD-LIBOR	3.018%	8/22/2023	JP Morgan Chase	7,290,000	(416,392)	0	(416,392)
Receive	3-MO-USD-LIBOR	1.914%	1/22/2025	Citibank	490,000	21,232	0	21,232
Receive	3-MO-USD-LIBOR	1.970%	1/23/2025	Citibank	610,000	23,490	0	23,490
Receive	3-MO-USD-LIBOR	1.973%	1/27/2025	Citibank	360,000	13,798	0	13,798
Receive	3-MO-USD-LIBOR	1.937%	1/29/2025	Citibank	90,000	3,739	0	3,739
Receive	3-MO-USD-LIBOR	1.942%	1/30/2025	Citibank	80,000	3,297	0	3,297
Receive	3-MO-USD-LIBOR	1.817%	2/3/2025	Citibank	120,000	6,283	0	6,283
Receive	3-MO-USD-LIBOR	1.978%	3/27/2025	Citibank	1,200,000	47,477	0	47,477
Receive	3-MO-USD-LIBOR	1.985%	3/27/2025	Citibank	1,200,000	46,696	0	46,696
Receive	3-MO-USD-LIBOR	2.482%	6/10/2025	Morgan Stanley	2,000,000	13,466	0	13,466
Receive	3-MO-USD-LIBOR	2.418%	6/19/2025	Deutsche Bank	860,000	11,097	0	11,097
Receive	3-MO-USD-LIBOR	3.848%	8/22/2043	JP Morgan Chase	4,170,000	(782,221)	0	(782,221)

						($998,719)	$0	($998,719)

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

GuidePath® Strategic Asset Allocation Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.66%
	Affiliated Mutual Funds - 54.57%
296,800	Altegris® Macro Strategy Fund - Institutional Shares (a)	$2,487,182
495,747	Altegris® Multi-Strategy Alternatives Fund - Institutional Shares	5,096,284
1,263,493	GuideMark® Global Real Return Fund - Institutional Shares	10,310,100
1,187,566	GuideMark® Large Cap Growth Fund - Institutional Shares	18,276,637
1,554,144	GuideMark® Large Cap Value Fund - Institutional Shares	19,799,790
1,074,777	GuideMark® Opportunistic Equity Fund - Institutional Shares	13,692,662
1,368,069	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	23,982,253
5,440,477	GuideMark® World ex-US Fund - Institutional Shares	48,583,464

		142,228,372

	Exchange Traded Funds - 43.09%
114,755	iShares Core MSCI Emerging Markets ETF	5,512,830
152,882	iShares MSCI Canada ETF (b)	4,077,363
119,860	iShares MSCI Switzerland Capped ETF	3,925,415
177,128	SPDR S&P 500 ETF Trust (b)	36,461,799
30,326	SPDR S&P 600 Small Cap Growth ETF (b)	5,764,669
55,948	SPDR S&P China ETF	4,976,015
961,318	Vanguard FTSE All-World ex-US Fund	46,671,989
26,489	Vanguard Global ex-U.S. Real Estate ETF	1,469,080
46,207	Vanguard REIT ETF (b)	3,451,201

		112,310,361

	Total Investment Companies (Cost $194,324,652)	254,538,733

	SHORT TERM INVESTMENTS - 2.10%
	Money Market Funds - 2.10%
5,473,076	Federated Prime Obligations Fund Effective Yield, 0.07%	5,473,076

	Total Short Term Investments (Cost $5,473,076)	5,473,076

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 17.53%
	Money Market Funds - 17.53%
45,688,517	Mount Vernon Prime Portfolio Effective Yield, 0.23%	45,688,517

	Total Investments Purchased as Securities Lending Collateral (Cost $45,688,517)	45,688,517

	Total Investments (Cost $245,486,245) - 117.29%	305,700,326
	Liabilities in Excess of Other Assets - (17.29)%	(45,074,638)

	TOTAL NET ASSETS - 100.00%	$260,625,688

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:
Cost of investments	$245,486,245

Gross unrealized appreciation	61,523,895
Gross unrealized depreciation	(1,309,814)

Net unrealized appreciation	$60,214,081

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Tactical Constrained® Asset Allocation Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 96.85%
	Affiliated Mutual Funds - 64.50%
1,986,517	GuideMark® Core Fixed Income Fund - Institutional Shares	$18,732,852
723,203	GuideMark® Large Cap Growth Fund - Institutional Shares	11,130,091
875,339	GuideMark® Large Cap Value Fund - Institutional Shares	11,151,815
1,361,691	GuideMark® Opportunistic Equity Fund - Institutional Shares	17,347,938
958,369	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	9,027,835
595,282	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	10,435,287
3,947,199	GuideMark® World ex-US Fund - Institutional Shares	35,248,488

		113,074,306

	Exchange Traded Funds - 29.23%
30,706	iShares 10+ Year Credit Bond ETF	1,754,848
122,959	iShares Core MSCI Emerging Markets ETF	5,906,950
12,152	iShares Core U.S. Credit Bond ETF	1,319,343
63,403	iShares Global Infrastructure ETF (a)	2,576,064
19,539	iShares International Select Dividend ETF	631,696
60,721	iShares U.S. Home Construction ETF (a)	1,666,791
112,721	Market Vectors Unconventional Oil & Gas ETF	2,337,834
91,073	SPDR Barclays High Yield Bond ETF (a)	3,499,935
107,335	SPDR S&P 500 ETF Trust (a)	22,094,910
2,961	SPDR S&P Dividend ETF	225,658
23,740	Vanguard FTSE Europe ETF	1,281,485
15,623	Vanguard Global ex-U.S. Real Estate ETF	866,452
57,256	Vanguard REIT ETF (a)	4,276,451
21,126	WisdomTree Europe Hedged Equity Fund	1,301,150
26,097	WisdomTree Japan Hedged Equity Fund	1,492,748

		51,232,315

	Mutual Funds - 3.12%
108,575	AQR Diversified Arbitrage Fund - Institutional Shares	1,100,955
112,681	Arbitrage Event Driven Fund - Institutional Shares	1,081,738
122,090	DoubleLine Total Return Bond Fund - Institutional Shares	1,327,120
180,551	Iron Strategic Income Fund - Institutional Shares	1,960,786

		5,470,599

	Total Investment Companies (Cost $134,965,449)	169,777,220

	SHORT TERM INVESTMENTS - 3.13%
	Money Market Funds - 3.13%
5,487,636	Federated Prime Obligations Fund Effective Yield, 0.07%	5,487,636

	Total Short Term Investments (Cost $5,487,636)	5,487,636

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 18.19%
	Money Market Funds - 18.19%
31,887,243	Mount Vernon Prime Portfolio Effective Yield, 0.23%	31,887,243

	Total Investments Purchased as Securities Lending Collateral (Cost $31,887,243)	31,887,243

	Total Investments (Cost $172,340,328) - 118.17%	207,152,099
	Liabilities in Excess of Other Assets - (18.17)%	(31,854,957)

	TOTAL NET ASSETS - 100.00%	$175,297,142

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$172,340,328

Gross unrealized appreciation	35,924,089
Gross unrealized depreciation	(1,112,318)

Net unrealized appreciation	$34,811,771

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Tactical Unconstrained® Asset Allocation Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 96.91%
	Affiliated Mutual Funds - 25.82%
932,084	GuideMark® Core Fixed Income Fund - Institutional Shares	$8,789,548
887,833	GuideMark® Large Cap Growth Fund - Institutional Shares	13,663,754
1,875,745	GuideMark® Large Cap Value Fund - Institutional Shares	23,896,992
2,315,895	GuideMark® Opportunistic Equity Fund - Institutional Shares	29,504,503
2,115,527	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	19,928,262
252,757	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	4,430,822
2,611,329	GuideMark® World ex-US Fund - Institutional Shares	23,319,170

		123,533,051

	Exchange Traded Funds - 56.67%
113,362	iShares Asia 50 ETF (a)	5,706,643
26,075	iShares CMBS ETF (a)	1,340,777
412,763	iShares Core MSCI EAFE ETF (a)	24,064,083
471,527	iShares Core MSCI Emerging Markets ETF	22,652,157
148,383	iShares Core U.S. Credit Bond ETF	16,109,942
24,950	iShares Floating Rate Bond ETF	1,263,468
7,083	iShares JPMorgan USD Emerging Markets Bond ETF (a)	778,563
308,355	iShares MSCI ACWI ETF	18,331,705
13,904	iShares MSCI Emerging Markets Minimum Volatility ETF (a)	801,983
13,382	iShares MSCI Eurozone ETF (a)	502,360
39,347	iShares MSCI India ETF (a)	1,192,608
61,322	iShares MSCI Japan ETF	785,535
8,663	iShares TIPS Bond ETF (b)	970,689
43,013	PowerShares DB Gold Fund (a)(b)	1,660,302
40,794	PowerShares Senior Loan Portfolio (a)	970,489
22,161	SPDR Barclays International Treasury Bond ETF	1,152,815
62,473	SPDR Barclays Short Term International Treasury Bond ETF	1,919,171
151,387	SPDR EURO STOXX 50 ETF	5,666,415
290,791	SPDR S&P 500 ETF Trust (a)	59,859,327
66,212	SPDR S&P Emerging Asia Pacific ETF (a)	5,840,561
83,153	Vanguard Extended Market ETF	7,649,244
188,782	Vanguard FTSE Europe ETF	10,190,452
76,502	Vanguard FTSE Pacific ETF	4,668,917
106,001	Vanguard Global ex-U.S. Real Estate ETF	5,878,815
135,536	Vanguard High Dividend Yield ETF (a)	9,124,284
172,951	Vanguard Intermediate-Term Government Bond ETF	11,151,880
179,848	Vanguard Mortgage-Backed Securities ETF	9,501,370
111,914	Vanguard REIT ETF (a)	8,358,857
9,692	Vanguard Short-Term Bond Index Fund	777,202
131,376	Vanguard Total Bond Market ETF	10,675,614
14,894	Vanguard Total International Bond ETF	779,999
171,848	Vanguard Total Stock Market ETF (a)	18,391,173
10,639	WisdomTree Europe Hedged Equity Fund (a)	655,256
31,905	WisdomTree Japan Hedged Equity Fund	1,824,966

		271,197,622

	Mutual Funds - 14.42%
1,373,988	Eaton Vance Floating-Rate Fund - Institutional Shares	12,269,712
953,991	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	9,768,864
422,504	Eaton Vance Income Fund of Boston - Institutional Shares	2,480,100
38,166	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	329,753
290,755	Parametric Absolute Return Fund - Institutional Shares (b)	2,933,718
51,383	Parametric Emerging Markets Fund - Institutional Shares	711,142
2,367,043	PIMCO Commodity RealReturn Strategy Fund - Institutional Shares	10,391,318
276,827	Pioneer Strategic Income Fund - Class Y	2,939,902
2,136,520	William Blair Macro Allocation Fund - Class I (c)	27,197,895

		69,022,404

	Total Investment Companies (Cost $440,112,569)	463,753,077

	SHORT TERM INVESTMENTS - 2.91%
	Money Market Funds - 2.91%
13,940,576	Federated Prime Obligations Fund Effective Yield, 0.07%	13,940,576

	Total Short Term Investments (Cost $13,940,576)	13,940,576

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 20.59%
	Money Market Funds - 20.59%
98,529,257	Mount Vernon Prime Portfolio Effective Yield, 0.23%	98,529,257

	Total Investments Purchased as Securities Lending Collateral (Cost $98,529,257)	98,529,257

	Total Investments (Cost $552,582,402) - 120.41%	576,222,910
	Liabilities in Excess of Other Assets - (20.41)%	(97,661,136)

	TOTAL NET ASSETS - 100.00%	$478,561,774

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 5.68% of total net assets as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$552,582,402

Gross unrealized appreciation	28,327,674
Gross unrealized depreciation	(4,687,166)

Net unrealized appreciation	$23,640,508

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Absolute Return Asset Allocation Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.95%
	Affiliated Mutual Funds - 5.28%
1,265,084	GuideMark® Core Fixed Income Fund - Institutional Shares	$11,929,745
310,174	GuideMark® Large Cap Value Fund - Institutional Shares	3,951,617
312,291	GuideMark® World ex-US Fund - Institutional Shares	2,788,759

		18,670,121

	Exchange Traded Funds - 48.95%
138,756	Guggenheim Enhanced Short Duration ETF (a)	6,948,901
83,589	iShares 1-3 Year Treasury Bond ETF (a)	7,093,362
61,320	iShares Agency Bond Fund (a)	6,940,198
15,849	iShares Core MSCI Emerging Markets ETF (a)	761,386
191,885	iShares Core U.S. Credit Bond ETF (a)	20,832,954
100,795	iShares JPMorgan USD Emerging Markets Bond ETF (a)	11,079,386
32,514	iShares MBS ETF (a)	3,531,671
63,004	iShares Short Treasury Bond ETF (a)	6,948,711
9,991	PowerShares DB Agriculture Fund (a)(b)	233,290
12,139	PowerShares DB Base Metals Fund (b)	174,680
5,272	PowerShares DB Energy Fund (b)	90,889
8,610	PowerShares DB Precious Metals Fund (a)(b)	310,735
41,996	PowerShares International Corporate Bond Portfolio (a)	1,110,794
115,568	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	5,282,613
466,763	SPDR Barclays High Yield Bond ETF (a)	17,937,702
164,598	SPDR Barclays Short Term Corporate Bond ETF	5,036,699
23,056	SPDR S&P 500 ETF Trust (a)	4,746,078
26,734	Vanguard FTSE All-World ex-US Fund (a)	1,297,936
165,274	Vanguard Intermediate-Term Corporate Bond ETF (a)	14,097,872
74,054	Vanguard Long-Term Corporate Bond ETF	6,317,547
20,917	Vanguard Mid-Cap Value ETF	1,894,453
519,285	Vanguard Mortgage-Backed Securities ETF	27,433,826
3,457	Vanguard Small-Cap Value ETF	372,699
277,595	Vanguard Total Bond Market ETF	22,557,370

		173,031,752

	Mutual Funds - 43.72%
336,947	Aberdeen Equity Long-Short Fund - Institutional Shares (c)	3,578,375
365,427	BlackRock Low Duration Bond Portfolio - Institutional Shares	3,544,646
241,653	DoubleLine Core Fixed Income Fund - Institutional Shares	2,636,438
513,659	DoubleLine Emerging Markets Fixed Income Bond Fund - Institutional Shares	5,311,237
700,514	DoubleLine Low Duration Bond Fund - Institutional Shares	7,089,206
245,935	DoubleLine Multi-Asset Growth Fund - Institutional Shares (c)	2,294,576
1,698,094	DoubleLine Total Return Bond Fund - Institutional Shares	18,458,286
871,318	Eaton Vance Floating-Rate Fund - Institutional Shares	7,780,870
765,289	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	7,836,559
225,122	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares (c)	1,945,054
805,147	John Hancock Funds II - Alternative Asset Allocation Fund - Institutional Shares	11,553,854
354,877	JPMorgan Research Equity Long/Short Fund - Select Shares	5,969,024
76,025	JPMorgan Systematic Alpha Fund - Institutional Shares	1,131,245
1,078,600	JPMorgan Unconstrained Debt Fund - Select Shares	10,591,856
176,702	Parametric Absolute Return Fund - Institutional Shares (b)	1,782,922
4,880,504	Pioneer Strategic Income Fund - Class Y	51,830,949
152,745	Robeco Boston Partners Long/Short Research Fund - Institutional Shares	2,369,072
873,067	T. Rowe Price Institutional Floating Rate Fund	8,844,168

		154,548,337

	Total Investment Companies (Cost $345,509,444)	346,250,210

	SHORT TERM INVESTMENTS - 1.82%
	Money Market Funds - 1.82%
6,441,541	Federated Prime Obligations Fund Effective Yield, 0.07%	6,441,541

	Total Short Term Investments (Cost $6,441,541)	6,441,541

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 14.23%
	Money Market Funds - 14.23%
50,312,942	Mount Vernon Prime Portfolio Effective Yield, 0.23%	50,312,942

	Total Investments Purchased as Securities Lending Collateral (Cost $50,312,942)	50,312,942

	Total Investments (Cost $402,263,927) - 114.00%	403,004,693
	Liabilities in Excess of Other Assets - (14.00)%	(49,498,510)

	TOTAL NET ASSETS - 100.00%	$353,506,183

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 2.21% of total net assets as of June 30, 2015.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$402,263,927

Gross unrealized appreciation	4,849,399
Gross unrealized depreciation	(4,108,633)

Net unrealized appreciation	$740,766

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Multi-Asset Income Asset Allocation Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.83%
	Affiliated Mutual Funds - 4.57%
234,042	GuideMark® Core Fixed Income Fund - Institutional Shares	$2,207,021
26,569	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	250,280
398,157	GuideMark® World ex-US Fund - Institutional Shares	3,555,544

		6,012,845

	Exchange Traded Funds - 43.15%
17,309	iShares 7-10 Year Treasury Bond ETF (a)	1,817,618
10,314	iShares 10+ Year Credit Bond ETF	589,445
22,418	iShares 20+ Year Treasury Bond ETF (a)	2,633,218
68,318	iShares Global Infrastructure ETF (a)	2,775,760
94,304	iShares iBoxx $ High Yield Corporate Bond ETF (a)	8,374,195
3,318	iShares iBoxx $ Investment Grade Corporate Bond ETF	383,959
99,348	iShares International Select Dividend ETF (a)	3,211,921
52,501	iShares JPMorgan USD Emerging Markets Bond ETF (a)	5,770,910
35,742	iShares MSCI Australia ETF	751,654
51,854	iShares U.S. Preferred Stock ETF (a)	2,031,121
33,720	SPDR Barclays High Yield Bond ETF (a)	1,295,860
54,271	SPDR Barclays Short Term High Yield Bond ETF	1,568,975
27,158	SPDR Dow Jones International Real Estate ETF (a)	1,136,834
45,321	Vanguard REIT ETF (a)	3,385,025
29,715	WisdomTree Emerging Markets Equity Income Fund	1,290,522
35,356	WisdomTree Emerging Markets SmallCap Dividend Fund	1,534,097
221,664	WisdomTree Equity Income Fund (a)	13,160,193
59,324	WisdomTree International SmallCap Dividend Fund (a)	3,579,610
21,936	WisdomTree SmallCap Dividend Fund (a)	1,545,172

		56,836,089

	Mutual Funds - 50.11%
2,933,114	BlackRock Multi-Asset Income Fund - Institutional Shares	32,381,573
292,397	Forward EM Corporate Debt Fund - Institutional Shares	2,488,301
503,693	Forward International Dividend Fund - Institutional Shares	3,692,068
271,425	Forward Long/Short Credit Analysis Fund - Institutional Shares	1,994,974
80,884	Forward Select EM Dividend Fund - Institutional Shares	1,575,613
262,490	Forward Select Income Fund - Institutional Shares	6,575,365
450,120	JPMorgan High Yield Fund - Select Shares	3,389,402
489,533	JPMorgan Income Builder Fund - Select Shares	4,929,598
369,771	JPMorgan International Equity Income Fund - Select Shares	5,975,497
220,259	JPMorgan Unconstrained Debt Fund - Select Shares	2,162,943
82,542	T. Rowe Price Institutional Floating Rate Fund	836,155

		66,001,489

	Total Investment Companies (Cost $127,664,564)	128,850,423

	SHORT TERM INVESTMENTS - 2.07%
	Money Market Funds - 2.07%
2,730,108	Federated Prime Obligations Fund Effective Yield, 0.07%	2,730,108

	Total Short Term Investments (Cost $2,730,108)	2,730,108

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 19.67%
	Money Market Funds - 19.67%
25,900,213	Mount Vernon Prime Portfolio Effective Yield, 0.23%	25,900,213

	Total Investments Purchased as Securities Lending Collateral (Cost $25,900,213)	25,900,213

	Total Investments (Cost $156,294,885) - 119.57%	157,480,744
	Liabilities in Excess of Other Assets - (19.57)%	(25,774,156)

	TOTAL NET ASSETS - 100.00%	$131,706,588

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$156,294,885

Gross unrealized appreciation	3,220,737
Gross unrealized depreciation	(2,034,878)

Net unrealized appreciation	$1,185,859

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Fixed Income Allocation Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.16%
	Affiliated Mutual Funds - 35.67%
3,150,998	GuideMark® Core Fixed Income Fund - Institutional Shares	$29,713,910
2,059,028	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	19,396,043

		49,109,953

	Exchange Traded Funds - 56.07%
77,485	iShares 1-3 Year Treasury Bond ETF (a)	6,575,377
79,535	iShares 7-10 Year Treasury Bond ETF (a)	8,351,969
29,440	iShares 10+ Year Credit Bond ETF (a)	1,682,496
10,925	iShares 20+ Year Treasury Bond ETF (a)	1,283,251
41,173	iShares Core U.S. Credit Bond ETF	4,470,153
9,684	iShares JPMorgan USD Emerging Markets Bond ETF (a)	1,064,465
149,599	PowerShares Senior Loan Portfolio (a)	3,558,960
120,008	SPDR Barclays High Yield Bond ETF (a)	4,611,907
91,479	SPDR Barclays Short Term High Yield Bond ETF	2,644,658
68,512	SPDR Barclays TIPS ETF	3,818,174
12,399	SPDR DB International Government Inflation-Protected Bond ETF (a)	680,829
157,125	Vanguard Mortgage-Backed Securities ETF	8,300,914
365,733	Vanguard Total Bond Market ETF	29,719,463
11,550	WisdomTree Emerging Markets Local Debt Fund	448,949

		77,211,565

	Mutual Funds - 5.42%
329,574	DoubleLine Total Return Bond Fund - Institutional Shares	3,582,464
270,879	Loomis Sayles Bond Fund - Institutional Shares	3,878,986

		7,461,450

	Total Investment Companies (Cost $135,023,754)	133,782,968

	SHORT TERM INVESTMENTS - 2.91%
	Money Market Funds - 2.91%
4,011,208	Federated Prime Obligations Fund Effective Yield, 0.07%	4,011,208

	Total Short Term Investments (Cost $4,011,208)	4,011,208

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 14.30%
	Money Market Funds - 14.30%
19,697,094	Mount Vernon Prime Portfolio Effective Yield, 0.23%	19,697,094

	Total Investments Purchased as Securities Lending Collateral (Cost $19,697,094)	19,697,094

	Total Investments (Cost $158,732,056) - 114.37%	157,491,270
	Liabilities in Excess of Other Assets - (14.37)%	(19,789,383)

	TOTAL NET ASSETS - 100.00%	$137,701,887

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$158,732,055

Gross unrealized appreciation	717,660
Gross unrealized depreciation	(1,958,445)

Net unrealized depreciation	($1,240,785)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Altegris® Diversified Alternatives Allocation Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.14%
	Affiliated Mutual Funds - 98.14%
200,155	Altegris®/AACA Real Estate Long Short Fund - Institutional Shares	$2,429,876
4,132,727	Altegris® Equity Long Short Fund - Institutional Shares (a)	45,625,303
2,582,169	Altegris® Fixed Income Long Short Fund - Institutional Shares (a)	27,061,127
676,050	Altegris® Futures Evolution Strategy Fund - Institutional Shares	7,233,732
816,270	Altegris® Macro Strategy Fund - Institutional Shares (b)	6,840,343
474,696	Altegris® Managed Futures Strategy Fund - Institutional Shares (b)	4,566,575

		93,756,956

	Total Investment Companies (Cost $87,373,728)	93,756,956

	SHORT TERM INVESTMENTS - 1.96%
	Money Market Funds - 1.96%
1,873,762	Federated Prime Obligations Fund Effective Yield, 0.07%	1,873,762

	Total Short Term Investments (Cost $1,873,762)	1,873,762

	Total Investments (Cost $89,247,490) - 100.10%	95,630,718
	Liabilities in Excess of Other Assets - (0.10)%	(98,695)

	TOTAL NET ASSETS - 100.00%	$95,532,023

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$89,247,490

Gross unrealized appreciation	6,383,228
Gross unrealized depreciation	0

Net unrealized appreciation	$6,383,228

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, futures, swaps and options.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures, swaps and options derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2015:

GuideMark® Global Real Return Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$59,105,310	$-	$-	$59,105,310
Short Term Investments	2,719,762	-	-	2,719,762
Investments Purchased as Securities Lending Collateral	13,205,090	-	-	13,205,090

Total Investments in Securities	$75,030,162	$-	$-	$75,030,162

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Opportunistic Fixed Income Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$939,475	$278,482	$-	$1,217,957
Convertible Preferred Stock	2,049,833	112,964	-	2,162,797
Investment Companies	134,232	-	-	134,232
Preferred Stock	-	183,170	-	183,170

Total Equity	3,123,540	574,616	-	3,698,156
Fixed Income
Asset Backed Securities	-	2,675,998	-	2,675,998
Bank Loans	-	6,460,508	-	6,460,508
Collateralized Mortgage Obligations	-	27,944,326	-	27,944,326
Convertible Obligations	-	3,217,764	-	3,217,764
Corporate Obligations	-	26,416,478	-	26,416,478
Foreign Government Obligations	-	63,306,869	-	63,306,869
Mortgage Backed Securities	-	26,882,647	-	26,882,647

Total Fixed Income	-	156,904,590	-	156,904,590
Purchased Options	11,637	14,125	-	25,762
Short Term Investments	22,537,718	9,428,132	-	31,965,850

Total Investments in Securities	$25,672,895	$166,921,463	$-	$192,594,358

Other Financial Instruments*
Forward Currency Contracts	$-	$2,506,231	$-	$2,506,231
Futures	92,679	-	-	92,679
Swaps	-	(1,031,556)	-	(1,031,556)
Written Options	564	-	-	564

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures, swaps and written options. Forward currency contracts, futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3.

GuidePath® Strategic Asset Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$254,538,733	$-	$-	$254,538,733
Short Term Investments	5,473,076	-	-	5,473,076
Investments Purchased as Securities Lending Collateral	45,688,517	-	-	45,688,517

Total Investments in Securities	$305,700,326	$-	$-	$305,700,326

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Tactical Constrained® Asset Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$169,777,220	$-	$-	$169,777,220
Short Term Investments	5,487,636	-	-	5,487,636
Investments Purchased as Securities Lending Collateral	31,887,243	-	-	31,887,243

Total Investments in Securities	$207,152,099	$-	$-	$207,152,099

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Tactical Unconstrained® Asset Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$463,753,077	$-	$-	$463,753,077
Short Term Investments	13,940,576	-	-	13,940,576
Investments Purchased as Securities Lending Collateral	98,529,257	-	-	98,529,257

Total Investments in Securities	$576,222,910	$-	$-	$576,222,910

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Absolute Return Asset Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$346,250,210	$-	$-	$346,250,210
Short Term Investments	6,441,541	-	-	6,441,541
Investments Purchased as Securities Lending Collateral	50,312,942	-	-	50,312,942

Total Investments in Securities	$403,004,693	$-	$-	$403,004,693

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Multi-Asset Income Asset Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$128,850,423	$-	$-	$128,850,423
Short Term Investments	2,730,108	-	-	2,730,108
Investments Purchased as Securities Lending Collateral	25,900,213	-	-	25,900,213

Total Investments in Securities	$157,480,744	$-	$-	$157,480,744

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Fixed Income Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$133,782,968	$-	$-	$133,782,968
Short Term Investments	4,011,208	-	-	4,011,208
Investments Purchased as Securities Lending Collateral	19,697,094	-	-	19,697,094

Total Investments in Securities	$157,491,270	$-	$-	$157,491,270

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Altegris® Diversified Alternatives Allocation Fund
	Level 1	Level 2	Level 3	Total

Investment Companies	$93,756,956	$-	$-	$93,756,956
Short Term Investments	1,873,762	-	-	1,873,762

Total Investments in Securities	$95,630,718	$-	$-	$95,630,718

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

GuideMark® Opportunistic Fixed Income Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund entered into option contracts to gain investment exposures in accordance with its objective.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2015

	Asset Derivatives		Liability Derivatives

	Balance Sheet Location	Value	Balance Sheet Location	Value

Credit Contracts - Swaps	Appreciation on Swap Agreements	$779	Depreciation on Swap Agreements	$33,616

Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	199,894	Depreciation on Swap Agreements	1,198,613

Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	4,308,943	Depreciation of forward currency contracts	1,802,712

Equity Contracts - Futures*	Unrealized appreciation on futures contracts	55,123	Unrealized depreciation on futures contracts	3,700

Interest Rate Contracts - Futures*	Unrealized appreciation on futures contracts	42,573	Unrealized depreciation on futures contracts	1,317

Equity Contracts - Options	Investments, at Value	11,637	Options Written, at Value	564

Foreign Exchange Contracts - Options	Investments, at Value	781	Options Written, at Value	-

Interest Rate Contracts - Options	Investments, at Value	13,344	Options Written, at Value	-

Total		$4,633,074		$3,040,522

*Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The average monthly market value outstanding of purchased and written options during the period ended June 30, 2015 were as follows:

Long Positions		Short Positions

Purchased Options	$88,113	Written Options	($6,844)

The average monthly notional amount of futures, forwards, and swaps during the period ended June 30, 2015 were as follows:

Long Positions		Short Positions		Cross Positions

Futures	$2,880,782	Futures	($27,981,637)	Futures	-

Forwards	$78,626,812	Forwards	($36,776,075)	Forwards	$21,225,089

Swaps	$23,576,250	Swaps	-	Swaps	-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of June 30, 2015, the Funds (excluding the Opportunistic Fixed Income Fund and Altegris® Diversified Alternatives Allocation Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Money Market Funds *

Global Real Return Fund	$ 13,205,090
Opportunistic Fixed Income Fund	-
Strategic Asset Allocation Fund	45,688,517
Tactical Constrained® Asset Allocation Fund	31,887,243
Tactical Unconstrained® Asset Allocation Fund	98,529,257
Absolute Return Asset Allocation Fund	50,312,942
Multi-Asset Income Asset Allocation Fund	25,900,213
Fixed Income Allocation Fund	19,697,094
Altegris® Diversified Alternatives Allocation Fund	-

* Proceeds from securities lending (MM collateral).

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	08/26/2015

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	08/26/2015